Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 01, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	AMERISERV FINANCIAL INC /PA/
Entity Central Index Key	0000707605
Document Type	10-Q
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		18,784,188

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and due from depository institutions	$ 16,364	$ 17,808
Interest bearing deposits	2,965	1,730
Short-term investments in money market funds	6,326	7,282
Total cash and cash equivalents	25,655	26,820
Investment securities:
Available for sale	149,656	151,538
Held to maturity (fair value $18,479 on June 30, 2013 and $14,266 on December 31, 2012)	18,628	13,723
Loans held for sale	6,625	10,576
Loans	745,516	721,802
Less: Unearned income	619	637
Allowance for loan losses	11,145	12,571
Net loans	733,752	708,594
Premises and equipment, net	12,844	11,798
Accrued interest income receivable	3,242	2,960
Goodwill	12,613	12,613
Bank owned life insurance	36,260	36,214
Net deferred tax asset	11,606	11,467
Federal Home Loan Bank stock	4,866	4,179
Federal Reserve Bank stock	2,125	2,125
Prepaid federal deposit insurance		1,444
Other assets	7,212	6,940
TOTAL ASSETS	1,025,084	1,000,991
LIABILITIES
Non-interest bearing deposits	159,287	156,223
Interest bearing deposits	680,985	679,511
Total deposits	840,272	835,734
Short-term borrowings	34,292	15,660
Advances from Federal Home Loan Bank	16,000	13,000
Guaranteed junior subordinated deferrable interest debentures	13,085	13,085
Total borrowed funds	63,377	41,745
Other liabilities	12,153	13,044
TOTAL LIABILITIES	915,802	890,523
SHAREHOLDERS' EQUITY
Preferred stock, no par value; $1,000 per share liquidation preference; 2,000,000 shares authorized; 21,000 shares issued and outstanding on June 30, 2013 and December 31, 2012	21,000	21,000
Common stock, par value $0.01 per share; 30,000,000 shares authorized; 26,402,007 shares issued and 18,784,188 outstanding on June 30, 2013; 26,398,540 shares issued and 19,164,721 outstanding on December 31, 2012	264	264
Treasury stock at cost, 7,617,819 and 7,233,819 shares on June 30, 2013 and December 31, 2012, respectively	(74,829)	(73,658)
Capital surplus	145,139	145,102
Retained earnings	24,971	23,139
Accumulated other comprehensive loss, net	(7,263)	(5,379)
TOTAL SHAREHOLDERS' EQUITY	109,282	110,468
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,025,084	$ 1,000,991

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Held to maturity securities, fair value	$ 18,479	$ 14,266
Preferred stock, liquidation preference per share	$ 1,000	$ 1,000
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	21,000	21,000
Preferred stock, shares outstanding	21,000	21,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	26,402,007	26,398,540
Common stock, shares outstanding	18,784,188	19,164,721
Treasury stock, shares	7,617,819	7,233,819

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
INTEREST INCOME
Interest and fees on loans	$ 8,590	$ 8,552	$ 17,218	$ 17,281
Interest bearing deposits	3	5	4	6
Short-term investments in money market funds	4	7	6	10
Investment securities:
Available for sale	907	1,210	1,863	2,489
Held to maturity	123	111	238	223
Total Interest Income	9,627	9,885	19,329	20,009
INTEREST EXPENSE
Deposits	1,288	1,668	2,638	3,430
Short-term borrowings	8		13	4
Advances from Federal Home Loan Bank	30	16	55	36
Guaranteed junior subordinated deferrable interest debentures	280	280	560	560
Total Interest Expense	1,606	1,964	3,266	4,030
NET INTEREST INCOME	8,021	7,921	16,063	15,979
Provision (credit) for loan losses	150	(500)	(100)	(1,125)
NET INTEREST INCOME AFTER PROVISION (CREDIT) FOR LOAN LOSSES	7,871	8,421	16,163	17,104
NON-INTEREST INCOME
Trust fees	1,779	1,628	3,446	3,325
Investment advisory fees	220	177	434	370
Net realized gains on investment securities		12	71	12
Net gains on sale of loans	241	251	627	527
Service charges on deposit accounts	538	517	1,049	1,052
Bank owned life insurance	388	212	589	427
Other income	909	936	1,675	1,694
Total Non-Interest Income	4,075	3,733	7,891	7,407
NON-INTEREST EXPENSE
Salaries and employee benefits	6,176	5,976	12,507	11,962
Net occupancy expense	751	702	1,524	1,431
Equipment expense	455	473	910	924
Professional fees	1,150	937	2,185	1,860
Supplies, postage and freight	211	200	422	433
Miscellaneous taxes and insurance	365	355	741	710
Federal deposit insurance expense	151	114	285	243
Other expense	1,183	1,310	2,490	2,618
Total Non-Interest Expense	10,442	10,067	21,064	20,181
PRETAX INCOME	1,504	2,087	2,990	4,330
Provision for income tax expense	434	655	864	1,333
NET INCOME	1,070	1,432	2,126	2,997
Preferred stock dividends	52	262	104	525
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 1,018	$ 1,170	$ 2,022	$ 2,472
Basic:
Net income	$ 0.05	$ 0.06	$ 0.11	$ 0.12
Average number of shares outstanding	19,039	19,584	19,103	20,132
Diluted:
Net income	$ 0.05	$ 0.06	$ 0.11	$ 0.12
Average number of shares outstanding	19,128	19,652	19,192	20,186
Cash dividends declared	$ 0.01	$ 0	$ 0.01	$ 0

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
COMPREHENSIVE INCOME
Net income	$ 1,070	$ 1,432	$ 2,126	$ 2,997
Other comprehensive income (loss), before tax:
Pension obligation change for defined benefit plan	334	254	823	(148)
Income tax effect	(114)	(86)	(280)	50
Unrealized holding gains (losses) on available for sale securities arising during period	(3,122)	281	(3,604)	218
Income tax effect	1,062	(97)	1,224	(74)
Reclassification adjustment for gains on available for sale securities included in net income		(12)	(71)	(12)
Income tax effect		4	24	4
Other comprehensive income (loss)	(1,840)	344	(1,884)	38
Comprehensive income (loss)	$ (770)	$ 1,776	$ 242	$ 3,035

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 2,126	$ 2,997
Adjustments to reconcile net income to net cash provided by operating activities:
Provision (credit) for loan losses	(100)	(1,125)
Depreciation expense	782	766
Net amortization of investment securities	449	533
Net realized gains on investment securities available for sale	(71)	(12)
Net gains on loans held for sale	(627)	(527)
Amortization of deferred loan fees	(159)	(86)
Origination of mortgage loans held for sale	(33,789)	(39,517)
Sales of mortgage loans held for sale	38,367	41,145
Decrease (increase) in accrued interest income receivable	(282)	57
Decrease in accrued interest payable	(526)	(492)
Earnings on bank owned life insurance	(589)	(427)
Deferred income taxes	831	1,247
Stock based compensation expense	37	9
Decrease in prepaid Federal Deposit Insurance	1,444	200
Other, net	683	(621)
Net cash provided by operating activities	8,763	4,147
INVESTING ACTIVITIES
Purchases of investment securities - available for sale	(30,907)	(27,237)
Purchases of investment securities - held to maturity	(6,432)	(3,583)
Proceeds from sales of investment securities - available for sale	1,218	4,221
Proceeds from maturities of investment securities - available for sale	27,547	28,730
Proceeds from maturities of investment securities - held to maturity	1,496	964
Purchases of regulatory stock	(2,316)
Proceeds from redemption of regulatory stock	1,629	574
Long-term loans originated	(96,463)	(124,086)
Principal collected on long-term loans	77,971	103,653
Loans purchased or participated	(8,000)	(10,000)
Loans sold or participated	1,000	8,500
Proceeds from sale of other real estate owned	173	24
Proceeds from life insurance policy	356
Purchases of premises and equipment	(1,826)	(977)
Net cash used in investing activities	(34,554)	(19,217)
FINANCING ACTIVITIES
Net increase in deposit balances	4,459	37,613
Net increase (decrease) in other short-term borrowings	18,632	(15,765)
Principal borrowings on advances from Federal Home Loan Bank	9,000
Principal repayments on advances from Federal Home Loan Bank	(6,000)	(3,000)
Purchases of treasury stock	(1,171)	(4,061)
Common stock dividends	(190)
Preferred stock dividends	(104)	(525)
Net cash provided by financing activities	24,626	14,262
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,165)	(808)
CASH AND CASH EQUIVALENTS AT JANUARY 1	26,820	34,783
CASH AND CASH EQUIVALENTS AT JUNE 30	$ 25,655	$ 33,975

Principles of Consolidation	6 Months Ended
Jun. 30, 2013
Principles of Consolidation [Abstract]
Principles of Consolidation

1. Principles of Consolidation

The accompanying consolidated financial statements include the accounts of AmeriServ Financial, Inc. (the Company) and its wholly-owned subsidiaries, AmeriServ Financial Bank (the Bank), AmeriServ Trust and Financial Services Company (the Trust Company), and AmeriServ Life Insurance Company (AmeriServ Life). The Bank is a Pennsylvania state-chartered full service bank with 18 locations in Pennsylvania. The Trust Company offers a complete range of trust and financial services and administers assets valued at $1.6 billion that are not reported on the Company's balance sheet at June 30, 2013. AmeriServ Life is a captive insurance company that engages in underwriting as a reinsurer of credit life and disability insurance.

In addition, the Parent Company is an administrative group that provides support in such areas as audit, finance, investments, loan review, general services, and marketing. Significant intercompany accounts and transactions have been eliminated in preparing the consolidated financial statements.

Basis of Preparation	6 Months Ended
Jun. 30, 2013
Basis of Preparation [Abstract]
Basis of Preparation

2. Basis of Preparation

The unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information. In the opinion of management, all adjustments consisting of normal recurring entries considered necessary for a fair presentation have been included. They are not, however, necessarily indicative of the results of consolidated operations for a full-year.

For further information, refer to the consolidated financial statements and accompanying notes included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012.

Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Accounting Policies

3. Accounting Policies

In February 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company's disclosures reflecting the impact on its financial statements are presented in Note 12.

In July 2013, the FASB issued ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. The amendments in this Update permit the Fed Funds Effective Swap Rate (OIS) to be used as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to UST and LIBOR. The amendments also remove the restriction on using different benchmark rates for similar hedges. The amendments are effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. This ASU is not expected to have a significant impact on the Company's financial statements.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This Update applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

Earnings Per Common Share	6 Months Ended
Jun. 30, 2013
Earnings Per Common Share [Abstract]
Earnings Per Common Share

4. Earnings Per Common Share

Basic earnings per share include only the weighted average common shares outstanding. Diluted earnings per share include the weighted average common shares outstanding and any potentially dilutive common stock equivalent shares in the calculation. Treasury shares are treated as retired for earnings per share purposes. Options and warrants to purchase 101,070 common shares, at exercise prices ranging from $3.23 to $5.75, and 244,083 common shares, at exercise prices ranging from $2.75 to $6.10, were outstanding as of June 30, 2013 and 2012, respectively, but were not included in the computation of diluted earnings per common share because to do so would be antidilutive. Dividends on preferred shares are deducted from net income in the calculation of earnings per common share.

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(In thousands, except per share data)
Numerator:
Net income	$1,070	$1,432	$2,126	$2,997
Preferred stock dividends	52	262	104	525
Net income available to common shareholders	$1,018	$1,170	$2,022	$2,472
Denominator:
Weighted average common shares outstanding (basic)	19,039	19,584	19,103	20,132
Effect of stock options	89	68	89	54
Weighted average common shares outstanding (diluted)	19,128	19,652	19,192	20,186
Earnings per common share:
Basic	$0.05	$0.06	$0.11	$0.12
Diluted	0.05	0.06	0.11	0.12

Consolidated Statement of Cash Flows	6 Months Ended
Jun. 30, 2013
Consolidated Statement of Cash Flows [Abstract]
Consolidated Statement of Cash Flows

5. Consolidated Statement of Cash Flows

On a consolidated basis, cash and cash equivalents include cash and due from depository institutions, interest-bearing deposits, federal funds sold and short-term investments in money market funds. The Company made $34,000 in income tax payments in the first six months of 2013 as compared to $35,000 for the first six months of 2012. The Company made total interest payments of $3,792,000 in the first six months of 2013 compared to $4,522,000 in the same 2012 period. The Company had non-cash transfers to other real estate owned (OREO) in the amounts of $593,000 and $770,000 in the first six months of 2013 and 2012, respectively.

Investment Securities	6 Months Ended
Jun. 30, 2013
Investment Securities [Abstract]
Investment Securities

6. Investment Securities

The cost basis and fair values of investment securities are summarized as follows (in thousands):

Investment securities available for sale (AFS):

	June 30, 2013
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency	$8,049	$39	$(164)	$7,924
US Agency mortgage-backed securities	127,018	3,881	(928)	129,971
Corporate bonds	11,991	30	(260)	11,761
Total	$147,058	$3,950	$(1,352)	$149,656

Investment securities held to maturity (HTM):

	June 30, 2013
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency mortgage-backed securities	$13,621	$325	$(330)	$13,616
Taxable municipal	1,012	-	(61)	951
Corporate bonds and other securities	3,995	-	(83)	3,912
Total	$18,628	$325	$(474)	$18,479

Investment securities available for sale (AFS):

	December 31, 2012
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency	$5,848	$70	$(7)	$5,911
US Agency mortgage-backed securities	131,425	6,320	(10)	137,735
Corporate bonds	7,992	3	(103)	7,892
Total	$145,265	$6,393	$(120)	$151,538

Investment securities held to maturity (HTM):

	December 31, 2012
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency mortgage-backed securities	$9,318	$578	$-	$9,896
Taxable municipal	410	6	-	416
Corporate bonds and other securities	3,995	14	(55)	3,954
Total	$13,723	$598	$(55)	$14,266

Maintaining investment quality is a primary objective of the Company's investment policy which, subject to certain limited exceptions, prohibits the purchase of any investment security below a Moody's Investor's Service or Standard & Poor's rating of "A." At June 30, 2013, 89.7% of the portfolio was rated "AAA" as compared to 92.2% at December 31, 2012. 1.2% of the portfolio was either rated below "A" or unrated at June 30, 2013. The Company has no exposure to subprime mortgage loans in the investment portfolio. At June 30, 2013, the Company's consolidated investment securities portfolio had a modified duration of approximately 2.89 years.

Total proceeds from the sale of AFS securities for the first six months of 2013 were $1.2 million resulting in $71,000 of gross investment security gains. There were no sales of investment securities in the three months ended June 30, 2013. Total proceeds from the sale of AFS securities for the first six months of 2012 were $4.2 million resulting in $59,000 of gross investment security gains and $47,000 of gross investment security losses. All of the investment security sales activity for 2012 occurred in the second quarter.

The book value of securities, both available for sale and held to maturity, pledged to secure public and trust deposits, and certain Federal Home Loan Bank borrowings was $95,910,000 at June 30, 2013 and $94,206,000 at December 31, 2012.

The following tables present information concerning investments with unrealized losses as of June 30, 2013 and December 31, 2012 (in thousands):

Investment securities available for sale:

	June 30, 2013
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency	$5,885	$(164)	$-	$-	$5,885	$(164)
US Agency mortgage-backed securities	35,465	(928)	-	-	35,465	(928)
Corporate bonds	6,796	(195)	2,935	(65)	9,731	(260)
Total	$48,146	$(1,287)	$2,935	$(65)	$51,081	$(1,352)

Investment securities held to maturity:

	June 30, 2013
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency mortgage-backed securities	$7,594	$(330)	$-	$-	$7,594	$(330)
Taxable municipal	951	(61)	-	-	951	(61)
Corporate bonds and other securities	919	(76)	2,993	(7)	3,912	(83)
Total	$9,464	$(467)	$2,993	$(7)	$12,457	$(474)

Investment securities available for sale:

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency	$993	$(7)	$-	$-	$993	$(7)
US Agency mortgage-backed securities	1,140	(8)	349	(2)	1,489	(10)
Corporate bonds	6,898	(103)	-	-	6,898	(103)
Total	$9,031	$(118)	$349	$(2)	$9,380	$(120)

Investment securities held to maturity:

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds and other securities	$965	$(35)	$1,981	$(20)	$2,946	$(55)
Total	$965	$(35)	$1,981	$(20)	$2,946	$(55)

The unrealized losses are primarily a result of increases in market yields from the time of purchase. In general, as market yields rise, the value of securities will decrease; as market yields fall, the fair value of securities will increase. There are 53 positions that are considered temporarily impaired at June 30, 2013. Management generally views changes in fair value caused by changes in interest rates as temporary; therefore, these securities have not been classified as other-than-temporarily impaired. Management has also concluded that based on current information we expect to continue to receive scheduled interest payments as well as the entire principal balance. Furthermore, management does not intend to sell these securities and does not believe it will be required to sell these securities before they recover in value.

Contractual maturities of securities at June 30, 2013 are shown below (in thousands). Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties.

Investment securities available for sale:

	June 30, 2013
Cost Basis	US Agency	US Agency Mortgage-Backed Securities	Corporate Bonds	Total Investment Securities Available For Sale
After 1 year but within 5 years	$7,049	$1,159	$7,993	$16,201
After 5 years but within 10 years	1,000	14,051	3,998	19,049
After 10 years but within 15 years	-	60,386	-	60,386
Over 15 years	-	51,422	-	51,422
Total	$8,049	$127,018	$11,991	$147,058

	June 30, 2013
Fair Value	US Agency	US Agency Mortgage-Backed Securities	Corporate Bonds	Total Investment Securities Available For Sale
After 1 year but within 5 years	$6,970	$1,235	$7,900	$16,105
After 5 years but within 10 years	954	14,501	3,861	19,316
After 10 years but within 15 years	-	61,233	-	61,233
Over 15 years	-	53,002	-	53,002
Total	$7,924	$129,971	$11,761	$149,656

Investment securities held to maturity:

	June 30, 2013
Cost Basis	US Agency Mortgage-Backed Securities	Corporate Bonds and Other Securities	Total Investment Securities Held To Maturity
Within 1 year	$-	$2,000	$2,000
After 1 year but within 5 years	-	1,000	1,000
After 5 years but within 10 years	1,777	-	1,777
After 10 years but within 15 years	-	1,012	1,012
Over 15 years	11,844	995	12,839
Total	$13,621	$5,007	$18,628

	June 30, 2013
Fair Value	US Agency Mortgage-Backed Securities	Corporate Bonds and Other Securities	Total Investment Securities Held To Maturity
Within 1 year	$-	$2,000	$2,000
After 1 year but within 5 years	-	993	993
After 5 years but within 10 years	1,662	-	1,662
After 10 years but within 15 years	-	950	950
Over 15 years	11,954	920	12,874
Total	$13,616	$4,863	$18,479

Loans	6 Months Ended
Jun. 30, 2013
Loans [Abstract]
Loans

7. Loans

The loan portfolio of the Company consists of the following (in thousands):

	June 30, 2013	December 31, 2012
Commercial	$116,153	$102,822
Commercial loans secured by real estate	390,044	383,339
Real estate - mortgage	221,736	217,584
Consumer	16,964	17,420
Loans, net of unearned income	$744,897	$721,165

Loan balances at June 30, 2013 and December 31, 2012 are net of unearned income of $619,000 and $637,000, respectively. Real estate-construction loans comprised 2.6%, and 2.0% of total loans, net of unearned income, at June 30, 2013 and December 31, 2012, respectively. The Company has no exposure to subprime mortgage loans in the loan portfolio.

Allowance for Loan Losses	6 Months Ended
Jun. 30, 2013
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses

8. Allowance for Loan Losses

The following tables summarize the rollforward of the allowance for loan losses by portfolio segment for the three and six month periods ending June 30, 2013 and 2012 (in thousands).

	Balance at March 31, 2013	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2013
Commercial	$2,667	$-	$20	$93	$2,780
Commercial loans secured by real estate	5,989	-	34	(40)	5,983
Real estate-mortgage	1,267	(18)	12	18	1,279
Consumer	147	(41)	28	12	146
Allocation for general risk	890	-	-	67	957
Total	$10,960	$(59)	$94	$150	$11,145

	Balance at March 31, 2012	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2012
Commercial	$2,483	$-	$90	$(221)	$2,352
Commercial loans secured by real estate	8,555	(31)	170	(316)	8,378
Real estate-mortgage	1,250	(99)	5	50	1,206
Consumer	166	(107)	11	85	155
Allocation for general risk	1,324	-	-	(98)	1,226
Total	$13,778	$(237)	$276	$(500)	$13,317

	Balance at December 31, 2012	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2013
Commercial	$2,596	$-	$31	$153	$2,780
Commercial loans secured by real estate	7,796	(1,480)	142	(475)	5,983
Real estate-mortgage	1,269	(47)	67	(10)	1,279
Consumer	150	(79)	40	35	146
Allocation for general risk	760	-	-	197	957
Total	$12,571	$(1,606)	$280	$(100)	$11,145

	Balance at December 31, 2011	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2012
Commercial	$2,365	$(99)	$112	$(26)	$2,352
Commercial loans secured by real estate	9,400	(172)	200	(1,050)	8,378
Real estate-mortgage	1,270	(139)	29	46	1,206
Consumer	174	(134)	22	93	155
Allocation for general risk	1,414	-	-	(188)	1,226
Total	$14,623	$(544)	$363	$(1,125)	$13,317

As a result of successful ongoing problem credit resolution efforts, the Company achieved further asset quality improvements in the first six months of 2013. These improvements are evidenced by reduced levels of non-accrual loans, non-performing assets, classified assets and low loan delinquency levels that continue to be well below 1% of total loans. The higher charge-off in the commercial loans secured by real estate relate primarily to one loan for which a specific reserve had been previously established. The largest portion of the credit provision occurred in commercial loans secured by real-estate as this is the category that experienced the most meaningful improvement in asset quality.

The following tables summarize the loan portfolio and allowance for loan loss by the primary segments of the loan portfolio (in thousands).

	At June 30, 2013
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Total
Individually evaluated for impairment	$-	$2,238	$-	$12	$2,250
Collectively evaluated for impairment	116,153	387,806	221,736	16,952	742,647
Total loans	$116,153	$390,044	$221,736	$16,964	$744,897

	At June 30, 2013
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Allocation for General Risk	Total
Specific reserve allocation	$-	$747	$-	$-	$-	$747
General reserve allocation	2,780	5,236	1,279	146	957	10,398
Total allowance for loan losses	$2,780	$5,983	$1,279	$146	$957	$11,145

	At December 31, 2012
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Total
Individually evaluated for impairment	$-	$4,793	$-	$13	$4,806
Collectively evaluated for impairment	102,822	378,546	217,584	17,407	716,359
Total loans	$102,822	$383,339	$217,584	$17,420	$721,165

	At December 31, 2012
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Allocation for General Risk	Total
Specific reserve allocation	$-	$1,586	$-	$-	$-	$1,586
General reserve allocation	2,596	6,210	1,269	150	760	10,985
Total allowance for loan losses	$2,596	$7,796	$1,269	$150	$760	$12,571

The segments of the Company's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. The loan segments used are consistent with the internal reports evaluated by the Company's management and Board of Directors to monitor risk and performance within various segments of its loan portfolio and therefore, no further disaggregation into classes is necessary. The overall risk profile for the commercial loan segment is impacted by non-owner occupied CRE loans, which include loans secured by non-owner occupied nonfarm nonresidential properties, as a meaningful but declining portion of the commercial portfolio is centered in these types of accounts. The residential mortgage loan segment is comprised of first lien amortizing residential mortgage loans and home equity loans. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts.

Management evaluates for possible impairment any individual loan in the commercial segment with a loan balance in excess of $100,000 that is in nonaccrual status or classified as a Troubled Debt Restructure (TDR). Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. The Company does not separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of a larger relationship that is impaired, or are classified as a TDR.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan's effective interest rate; (b) the loan's observable market price; or (c) the fair value of the collateral less selling costs for collateral dependent loans. The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Company's policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The need for an updated appraisal on collateral dependent loans is determined on a case-by-case basis. The useful life of an appraisal or evaluation will vary depending upon the circumstances of the property and the economic conditions in the marketplace. A new appraisal is not required if there is an existing appraisal which, along with other information, is sufficient to determine a reasonable value for the property and to support an appropriate and adequate allowance for loan losses. At a minimum, annual documented reevaluation of the property is completed by the Bank's internal Assigned Risk Department to support the value of the property.

When reviewing an appraisal associated with an existing collateral real estate dependent transaction, the Bank's internal Assigned Risk Department must determine if there have been material changes to the underlying assumptions in the appraisal which affect the original estimate of value. Some of the factors that could cause material changes to reported values include:

•	the passage of time;
•	the volatility of the local market;
•	the availability of financing;
•	natural disasters;
•	the inventory of competing properties;
•	new improvements to, or lack of maintenance of, the subject property or competing properties upon physical inspection by the Bank;
•	changes in underlying economic and market assumptions, such as material changes in current and projected vacancy, absorption rates, capitalization rates, lease terms, rental rates, sales prices, concessions, construction overruns and delays, zoning changes, etc.; and/or
•	environmental contamination.

The value of the property is adjusted to appropriately reflect the above listed factors and the value is discounted to reflect the value impact of a forced or distressed sale, any outstanding senior liens, any outstanding unpaid real estate taxes, transfer taxes and closing costs that would occur with sale of the real estate. If the Assigned Risk Department personnel determine that a reasonable value cannot be derived based on available information, a new appraisal is ordered. The determination of the need for a new appraisal, versus completion of a property valuation by the Bank's Assigned Risk Department personnel rests with the Assigned Risk Department and not the originating account officer.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary (in thousands).

	June 30, 2013
	Impaired Loans with Specific Allowance		Impaired Loans with no Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
Commercial loans secured by real estate	$2,187	$747	$51	$2,238	$2,320
Consumer	-	-	12	12	12
Total impaired loans	$2,187	$747	$63	$2,250	$2,332

	December 31, 2012
	Impaired Loans with Specific Allowance		Impaired Loans with no Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
Commercial loans secured by real estate	$4,239	$1,586	$554	$4,793	$4,850
Consumer	-	-	13	13	13
Total impaired loans	$4,239	$1,586	$567	$4,806	$4,863

The following table presents the average recorded investment in impaired loans and related interest income recognized for the periods indicated (in thousands).

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Average loan balance:
Commercial	$-	$-	$-	$17
Commercial loans secured by real estate	2,294	3,350	3,131	3,506
Consumer	12	-	12	-
Average investment in impaired loans	$2,306	$3,350	$3,143	$3,523
Interest income recognized:
Commercial	$-	$-	$-	$-
Commercial loans secured by real estate	-	-	-	-
Consumer	-	-	-	-
Interest income recognized on a cash basis on impaired loans	$-	$-	$-	$-

Management uses a ten point internal risk rating system to monitor the credit quality of the overall loan portfolio. The first six categories are considered not criticized. The first five "Pass" categories are aggregated, while the Pass-6, Special Mention, Substandard and Doubtful categories are disaggregated to separate pools. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification. Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected. All loans greater than 90 days past due, or for which any portion of the loan represents a specific allocation of the allowance for loan losses are placed in Substandard or Doubtful.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process, which dictates that, at a minimum, credit reviews are mandatory for all commercial and commercial mortgage loan relationships with aggregate balances in excess of $250,000 within a 12-month period. Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, delinquency, or death occurs to raise awareness of a possible credit event. The Company's commercial relationship managers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis. Risk ratings are assigned by the account officer, but require independent review and rating concurrence from the Company's internal Loan Review Department. The Loan Review Department is an experienced independent function which reports directly to the Board's Audit Committee. The scope of commercial portfolio coverage by the Loan Review Department is defined and presented to the Audit Committee for approval on an annual basis. The approved scope of coverage for 2013 requires review of a minimum 55% of the commercial loan portfolio.

In addition to loan monitoring by the account officer and Loan Review Department, the Company also requires presentation of all credits rated Pass-6 with aggregate balances greater than $1,000,000, all credits rated Special Mention or Substandard with aggregate balances greater than $250,000, and all credits rated Doubtful with aggregate balances greater than $100,000 on an individual basis to the Company's Loan Loss Reserve Committee on a quarterly basis. Additionally, the Asset Quality Task Force which is a group comprised of senior level personnel meets bi-weekly to monitor the status of problem loans.

The following table presents the classes of the commercial loan portfolios summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system (in thousands).

	June 30, 2013
	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$105,664	$7,681	$2,808	$-	$116,153
Commercial loans secured by real estate	353,891	24,971	10,704	478	390,044
Total	$459,555	$32,652	$13,512	$478	$506,197

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$99,886	$28	$2,908	$-	$102,822
Commercial loans secured by real estate	343,885	20,836	17,010	1,608	383,339
Total	$443,771	$20,864	$19,918	$1,608	$486,161

It is generally the policy of the Bank that the outstanding balance of any residential mortgage loan that exceeds 90-days past due as to principal and/or interest is transferred to non-accrual status and an evaluation is completed to determine the fair value of the collateral less selling costs, unless the balance is minor. A charge down is recorded for any deficiency balance determined from the collateral evaluation. The remaining non-accrual balance is reported as impaired with no specific allowance. It is the policy of the Bank that the outstanding balance of any consumer loan that exceeds 90-days past due as to principal and/or interest is charged off. The following tables present the performing and non-performing outstanding balances of the residential and consumer portfolios (in thousands).

	June 30, 2013
	Performing	Non-Performing
Real estate-mortgage	$220,599	$1,137
Consumer	16,952	12
Total	$237,551	$1,149

	December 31, 2012
	Performing	Non-Performing
Real estate-mortgage	$216,393	$1,191
Consumer	17,407	13
Total	$233,800	$1,204

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans (in thousands).

	June 30, 2013
	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days Past Due	Total Past Due	Total Loans	90 Days Past Due and Still Accruing
Commercial	$116,153	$-	$-	$-	$-	$116,153	$-
Commercial loans secured by real estate	389,038	-	447	559	1,006	390,044	-
Real estate-mortgage	218,769	1,654	414	899	2,967	221,736	-
Consumer	16,921	43	-	-	43	16,964	-
Total	$708,784	$1,697	$861	$1,458	$4,016	$744,897	$-

	December 31, 2012
	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days Past Due	Total Past Due	Total Loans	90 Days Past Due and Still Accruing
Commercial	$102,775	$-	$47	$-	$47	$102,822	$-
Commercial loans secured by real estate	379,834	-	2,545	960	3,505	383,339	-
Real estate-mortgage	213,300	3,240	303	741	4,284	217,584	-
Consumer	17,371	16	33	-	49	17,420	-
Total	$713,280	$3,256	$2,928	$1,701	$7,885	$721,165	$-

An allowance for loan losses ("ALL") is maintained to absorb losses from the loan portfolio. The ALL is based on management's continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of non-performing loans.

Loans that are collectively evaluated for impairment are analyzed with general allowances being made as appropriate. For general allowances, historical loss trends are used in the estimation of losses in the current portfolio. These historical loss amounts are complemented by consideration of other qualitative factors.

Management tracks the historical net charge-off activity at each risk rating grade level for the entire commercial portfolio and at the aggregate level for the consumer, residential mortgage and small business portfolios. A historical charge-off factor is calculated utilizing a rolling 12 consecutive historical quarters for the commercial portfolios. This historical charge-off factor for the consumer, residential mortgage and small business portfolios are based on a three year historical average of actual loss experience.

The Company uses a comprehensive methodology and procedural discipline to maintain an ALL to absorb inherent losses in the loan portfolio. The Company believes this is a critical accounting policy since it involves significant estimates and judgments. The allowance consists of three elements: 1) an allowance established on specifically identified problem loans, 2) formula driven general reserves established for loan categories based upon historical loss experience and other qualitative factors which include delinquency, non-performing and TDR loans, loan trends, economic trends, concentrations of credit, trends in loan volume, experience and depth of management, examination and audit results, effects of any changes in lending policies, and trends in policy, financial information, and documentation exceptions, and 3) a general risk reserve which provides support for variance from our assessment of the previously listed qualitative factors, provides protection against credit risks resulting from other inherent risk factors contained in the Company's loan portfolio, and recognizes the model and estimation risk associated with the specific and formula driven allowances. The qualitative factors used in the formula driven general reserves are evaluated quarterly (and revised if necessary) by the Company's management to establish allocations which accommodate each of the listed risk factors.

"Pass" rated credits are segregated from "Criticized" and "Classified" credits for the application of qualitative factors.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALL. When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALL.

Non-performing Assets Including Troubled Debt Restructurings (TDR)	6 Months Ended
Jun. 30, 2013
Nonperforming Assets Including Troubled Debt Restructurings [Abstract]
Non-performing Assets Including Troubled Debt Restructurings (TDR)

9. Non-performing Assets Including Troubled Debt Restructurings (TDR)

The following table presents information concerning non-performing assets including TDR (in thousands, except percentages):

	June 30, 2013	December 31, 2012
Non-accrual loans
Commercial loans secured by real estate	$2,073	$4,623
Real estate-mortgage	1,137	1,191
Total	3,210	5,814
Other real estate owned
Commercial loans secured by real estate	1,101	1,101
Real estate-mortgage	540	127
Total	1,641	1,228
TDR's not in non-accrual	177	182
Total non-performing assets including TDR	$5,028	$7,224
Total non-performing assets as a percent of loans, net of unearned income, and other real estate owned	0.67%	1.00%

The Company had no loans past due 90 days or more for the periods presented which were accruing interest.

Consistent with accounting and regulatory guidance, the Bank recognizes a TDR when the Bank, for economic or legal reasons related to a borrower's financial difficulties, grants a concession to the borrower that would not normally be considered. Regardless of the form of concession granted, the Bank's objective in offering a troubled debt restructure is to increase the probability of repayment of the borrower's loan.

To be considered a TDR, both of the following criteria must be met:

•	the borrower must be experiencing financial difficulties; and
•	the Bank, for economic or legal reasons related to the borrower's financial difficulties, grants a concession to the borrower that would not otherwise be considered.

Factors that indicate a borrower is experiencing financial difficulties include, but are not limited to:

•	the borrower is currently in default on their loan(s);
•	the borrower has filed for bankruptcy;
•	the borrower has insufficient cash flows to service their loan(s); and
•	the borrower is unable to obtain refinancing from other sources at a market rate similar to rates available to a non-troubled debtor.

Factors that indicate that a concession has been granted include, but are not limited to:

•	the borrower is granted an interest rate reduction to a level below market rates for debt with similar risk; or
•	the borrower is granted a material maturity date extension, or extension of the amortization plan to provide payment relief. For purposes of this policy, a material maturity date extension will generally include any maturity date extension, or the aggregate of multiple consecutive maturity date extensions, that exceed 120 days. A restructuring that results in an insignificant delay in payment, i.e. 120 days or less, is not necessarily a TDR. Insignificant payment delays occur when the amount of the restructured payments subject to the delay is insignificant relative to the unpaid principal or collateral value, and will result in an insignificant shortfall in the originally scheduled contractual amount due, and/or the delay in timing of the restructured payment period is insignificant relative to the frequency of payments, the original maturity or the original amortization.

The determination of whether a restructured loan is a TDR requires consideration of all of the facts and circumstances surrounding the modification. No single factor is determinative of whether a restructuring is a TDR. An overall general decline in the economy or some deterioration in a borrower's financial condition does not automatically mean that the borrower is experiencing financial difficulty. Accordingly, determination of whether a modification is a TDR involves a large degree of judgment.

Any loan modification where the borrower's aggregate exposure is at least $250,000 and where the loan currently maintains a criticized or classified risk rating, i.e. Special Mention, Substandard or Doubtful, or where the loan will be assigned a criticized or classified rating after the modification is evaluated to determine the need for TDR classification.

The Company had no loans modified as TDR's for the three or six month periods ended on June 30, 2013.

The following table details the loans modified as TDRs during both the three and six month periods ended June 30, 2012 (dollars in thousands).

Loans in accrual status	# of Loans	Current Balance	Concession Granted
Commercial loan secured by real estate	2	$140	Extension of maturity date

Loans in non-accrual status	# of Loans	Current Balance	Concession Granted
Commercial loan secured by real estate	4	$2,527	Extension of maturity date

In all instances where loans have been modified in troubled debt restructurings the pre- and post-modified balances are the same.

Once a loan is classified as a TDR, this classification will remain until documented improvement in the financial position of the borrower supports confidence that all principal and interest will be paid according to terms. Additionally, the customer must have re-established a track record of timely payments according to the restructured contract terms for a minimum of six consecutive months prior to consideration for removing the loan from non-accrual TDR status. However, a loan will continue to be on non-accrual status until, consistent with our policy, the borrower has made a minimum of six consecutive monthly payments in accordance with the terms of the loan.

The following table presents the recorded investment in loans that were modified as TDR's during each 12-month period prior to the current reporting periods, which begin January 1, 2013 and 2012 (six month periods) and April 1, 2013 and 2012 (3 month periods), respectively, and that subsequently defaulted during these reporting periods (dollars in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Recorded investment of defaults
Commercial loan secured by real estate	$2,104	$32	$656	$32
Total	$2,104	$32	$656	$32

All TDR's are individually evaluated for impairment and a related allowance is recorded, as needed. All TDR's which defaulted in the above table had a related allowance adequate to reserve for anticipated losses.

The Company is unaware of any additional loans which are required to either be charged-off or added to the non-performing asset totals disclosed above. Other real estate owned is recorded at fair value minus estimated costs to sell.

The following table sets forth, for the periods indicated, (1) the gross interest income that would have been recorded if non-accrual loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination if held for part of the period, (2) the amount of interest income actually recorded on such loans, and (3) the net reduction in interest income attributable to such loans (in thousands).

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Interest income due in accordance with original terms	$39	$55	$102	$118
Interest income recorded	-	-	-	-
Net reduction in interest income	$39	$55	$102	$118

Federal Home Loan Bank Borrowings	6 Months Ended
Jun. 30, 2013
Federal Home Loan Bank Borrowings [Abstract]
Federal Home Loan Bank Borrowings

10. Federal Home Loan Bank Borrowings

Total Federal Home Loan Bank (FHLB) borrowings and advances consist of the following (in thousands, except percentages):

	At June 30, 2013
Type	Maturing	Amount	Weighted Average Rate
Open Repo Plus	Overnight	$34,292	0.25%
Advances	2015	4,000	0.52
	2016	6,000	0.71
	2017	5,000	0.91
	2018	1,000	1.13
Total advances		16,000	0.75
Total FHLB borrowings		$50,292	0.41%

	At December 31, 2012
Type	Maturing	Amount	Weighted Average Rate
Open Repo Plus	Overnight	$15,660	0.25%
Advances	2015	4,000	0.52
	2016	5,000	0.74
	2017	4,000	0.92
Total advances		13,000	0.73
Total FHLB borrowings		$28,660	0.47%

The rate on Open Repo Plus advances can change daily, while the rates on the advances are fixed until the maturity of the advance.

Preferred Stock	6 Months Ended
Jun. 30, 2013
Preferred Stock [Abstract]
Preferred Stock

11. Preferred Stock

SBLF:

On August 11, 2011, pursuant to the Small Business Lending Fund (SBLF), the Company issued and sold to the US Treasury 21,000 shares of its Senior Non-Cumulative Perpetual Preferred Stock, Series E (Series E Preferred Stock) for the aggregate proceeds of $21 million. The SBLF is a voluntary program sponsored by the US Treasury that encourages small business lending by providing capital to qualified community banks at favorable rates. The initial interest rate on the Series E Preferred Stock had been initially set at 5% per annum and may be decreased to as low as 1% per annum if growth thresholds were met for qualified outstanding small business loans. The Company used the proceeds from the Series E Preferred Stock issued to the US Treasury to repurchase all 21,000 shares of its outstanding preferred shares previously issued to the US Treasury under the TARP Capital Purchase Program.

The Series E Preferred Stock has an aggregate liquidation preference of approximately $21 million and qualifies as Tier 1 Capital for regulatory purposes. The terms of the Series E Preferred Stock provide for the payment of non-cumulative dividends on a quarterly basis. The dividend rate, as a percentage of the liquidation amount, may fluctuate while the Series E Preferred Stock is outstanding based upon changes in the level of "qualified small business lending" ("QSBL") by the Bank from its average level of QSBL at each of the four quarter ends leading up to June 30, 2010 (the "Baseline") as follows:

DIVIDEND PERIOD ANNUALIZED		ANNUALIZED DIVIDEND RATE
BEGINNING	ENDING
August 11, 2011	December 31, 2011	5.0%
January 1, 2012	December 31, 2013	1.0% to 5.0%
January 1, 2014	February 7, 2016	1.0% to 7.0	%(1)
February 8, 2016	Redemption	9.0	%(2)
(1)	Between January 1, 2014 and February 7, 2016, the dividend rate will be fixed at a rate in such range based upon the level of percentage change in QSBL between September 30, 2013 and the Baseline.
(2)	Beginning on February 8, 2016, the dividend rate will be fixed at nine percent (9%) per annum.

In addition to the applicable dividend rates described above, beginning on January 1, 2014 and on all dividend payment dates thereafter ending on April 1, 2016, if we fail to increase our level of QSBL compared to the Baseline, we will be required to pay a quarterly lending incentive fee of 0.5% of the liquidation value. As of June 30, 2013, the Company had increased its QSBL to a level that reduced the dividend rate to 1%. This 1% rate will continue at least through the fourth quarter of 2013.

As long as shares of Series E Preferred Stock remain outstanding, we may not pay dividends to our common shareholders (nor may we repurchase or redeem any shares of our common stock) during any quarter in which we fail to declare and pay dividends on the Series E Preferred Stock and for the next three quarters following such failure. In addition, under the terms of the Series E Preferred Stock, we may only declare and pay dividends on our common stock (or repurchase shares of our common stock), if, after payment of such dividend, the dollar amount of our Tier 1 capital would be at least ninety percent (90%) of Tier 1 capital as of June 30, 2011, excluding any charge-offs and redemptions of the Series E Preferred Stock (the "Tier 1 Dividend Threshold"). The Tier 1 Dividend Threshold is subject to reduction, beginning January 1, 2014, based upon the extent by which, if at all, the QSBL at September 30, 2013 has increased over the Baseline.

We may redeem the Series E Preferred Stock at any time at our option, at a redemption price of 100% of the liquidation amount plus accrued but unpaid dividends, subject to the approval of our federal banking regulator.

Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2013
Accumulated Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

12. Accumulated Other Comprehensive Loss

The following table presents the changes in each component of accumulated other comprehensive loss, net of tax, for the three and six months ended June 30, 2013 (in thousands):

Three months ended June 30, 2013	Net Unrealized Gains and Losses on Investment Securities AFS(1)	Defined Benefit Pension Items(1)	Total
Balance at April 1, 2013	$3,774	$(9,197)	$(5,423)
Other comprehensive loss before reclassifications	(2,060)	-	(2,060)
Amounts reclassified from accumulated other comprehensive loss	-	220	220
Net current period other comprehensive income (loss)	(2,060)	220	(1,840)
Balance at June 30, 2013	$1,714	$(8,977)	$(7,263)
(1)	Amounts in parentheses indicate debits.

Six months ended June 30, 2013	Net Unrealized Gains and Losses on Investment Securities AFS(1)	Defined Benefit Pension Items(1)	Total
Balance at January 1, 2013	$4,141	$(9,520)	$(5,379)
Other comprehensive income (loss) before reclassifications	(2,380)	103	(2,277)
Amounts reclassified from accumulated other comprehensive loss	(47)	440	393
Net current period other comprehensive income (loss)	(2,427)	543	(1,884)
Balance at June 30, 2013	$1,714	$(8,977)	$(7,263)
(1)	Amounts in parentheses indicate debits.

The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss for the three and six months ended June 30, 2013 (in thousands):

Three months ended June 30, 2013 Details about accumulated other comprehensive loss components	Amount reclassified from accumulated other comprehensive loss(1)	Affected line item in the statement of operations
Amortization of defined benefit items(2)
Estimated net loss	$341	Salaries and employee benefits
Prior service cost	(5)	Salaries and employee benefits
Transition asset	(2)	Salaries and employee benefits
	334	Total before tax
	(114)	Provision for income tax expense
	$220	Net of tax
Total reclassifications for the period	$220	Net of tax
(1)	Amounts in parentheses indicate credits.
(2)	These accumulated other comprehensive loss components are included in the computation of net periodic benefit cost (see Note 16 for additional details).

Six months ended June 30, 2013 Details about accumulated other comprehensive loss components	Amount reclassified from accumulated other comprehensive loss(1)	Affected line item in the statement of operations
Unrealized gains and losses on sale of securities
	$(71)	Net realized gains on investment securities AFS
	(71)	Total before tax
	24	Provision for income tax expense
	$(47)	Net of tax
Amortization of defined benefit items(2)
Estimated net loss	$682	Salaries and employee benefits
Prior service cost	(10)	Salaries and employee benefits
Transition asset	(4)	Salaries and employee benefits
	668	Total before tax
	(228)	Provision for income tax expense
	$440	Net of tax
Total reclassifications for the period	$393	Net of tax
(1)	Amounts in parentheses indicate credits.
(2)	These accumulated other comprehensive loss components are included in the computation of net periodic benefit cost (see Note 16 for additional details).

Regulatory Capital	6 Months Ended
Jun. 30, 2013
Regulatory Capital [Abstract]
Regulatory Capital

13. Regulatory Capital

The Company is subject to various capital requirements administered by the federal banking agencies. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets. As of June 30, 2013, the Federal Reserve categorized the Company as Well Capitalized under the regulatory framework for prompt corrective action. The Company believes that no conditions or events have occurred that would change this conclusion. To be categorized as well capitalized, the Company must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table. Additionally, while not a regulatory capital ratio, the Company's tangible common equity ratio was 7.47% at June 30, 2013 (in thousands, except ratios).

	At June 30, 2013
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (To Risk Weighted Assets) Consolidated	$124,472	15.48%	$64,310	8.00%	$80,387	10.00%
AmeriServ Financial Bank	101,767	12.78	63,680	8.00	79,600	10.00
Tier 1 Capital (To Risk Weighted Assets) Consolidated	114,401	14.23	32,155	4.00	48,232	6.00
AmeriServ Financial Bank	91,794	11.53	31,840	4.00	47,760	6.00
Tier 1 Capital (To Average Assets) Consolidated	114,401	11.52	39,717	4.00	49,646	5.00
AmeriServ Financial Bank	91,794	9.49	38,705	4.00	48,381	5.00

	At December 31, 2012
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (To Risk Weighted Assets) Consolidated	$122,583	15.92%	$61,588	8.00%	$76,985	10.00%
AmeriServ Financial Bank	101,786	13.34	61,060	8.00	76,325	10.00
Tier 1 Capital (To Risk Weighted Assets) Consolidated	112,916	14.67	30,794	4.00	46,191	6.00
AmeriServ Financial Bank	92,200	12.08	30,530	4.00	45,795	6.00
Tier 1 Capital (To Average Assets) Consolidated	112,916	11.44	39,474	4.00	49,343	5.00
AmeriServ Financial Bank	92,200	9.55	38,616	4.00	48,269	5.00

On July 2, 2013, the Board of Governors of the Federal Reserve System approved final rules that substantially amend the regulatory risk-based capital rules applicable to the Company and the Bank. The final rules implement the "Basel III" regulatory capital reforms, as well as certain changes required by the Dodd-Frank Act, which will require institutions to, among other things, have more capital and a higher quality of capital by increasing the minimum regulatory capital ratios, and requiring capital buffers. The new rules become effective for the Company on January 1, 2015, with an implementation period that stretches to 2019.

Segment Results	6 Months Ended
Jun. 30, 2013
Segment Results [Abstract]
Segment Results

14. Segment Results

The financial performance of the Company is also monitored by an internal funds transfer pricing profitability measurement system which produces line of business results and key performance measures. The Company's major business units include retail banking, commercial lending, trust, and investment/parent. The reported results reflect the underlying economics of the business segments. Expenses for centrally provided services are allocated based upon the cost and estimated usage of those services. The businesses are match-funded and interest rate risk is centrally managed and accounted for within the investment/parent business segment. The key performance measure the Company focuses on for each business segment is net income contribution.

Retail banking includes the deposit-gathering branch franchise and lending to both individuals and small businesses. Lending activities include residential mortgage loans, direct consumer loans, and small business commercial loans. Commercial banking to businesses includes commercial loans, and commercial real-estate loans. The trust segment contains our wealth management businesses which include the Trust Company, West Chester Capital Advisors, our registered investment advisory firm and financial services. Wealth management includes personal trust products and services such as personal portfolio investment management, estate planning and administration, custodial services and pre-need trusts. Also, institutional trust products and services such as 401(k) plans, defined benefit and defined contribution employee benefit plans, and individual retirement accounts are included in this segment. Financial services include the sale of mutual funds, annuities, and insurance products. The wealth management businesses also includes the union collective investment funds, namely the ERECT and BUILD funds which are designed to use union pension dollars in construction projects that utilize union labor. The investment/parent includes the net results of investment securities and borrowing activities, general corporate expenses not allocated to the business segments, interest expense on guaranteed junior subordinated deferrable interest debentures, and centralized interest rate risk management. Inter-segment revenues were not material.

The contribution of the major business segments to the Consolidated Results of Operations for the three and six months ended June 30, 2013 and 2012 were as follows (in thousands):

	Three months ended June 30, 2013		Six months ended June 30, 2013		June 30, 2013
	Total revenue	Net income (loss)	Total revenue	Net income (loss)	Total assets
Retail banking	$6,761	$787	$13,510	$1,610	$334,239
Commercial banking	3,981	1,008	7,868	2,053	520,104
Trust	2,183	330	4,168	506	4,520
Investment/Parent	(829)	(1,055)	(1,592)	(2,043)	166,221
Total	$12,096	$1,070	$23,954	$2,126	$1,025,084

	Three months ended June 30, 2012		Six months ended June 30, 2012		June 30, 2012
	Total revenue	Net income (loss)	Total revenue	Net income (loss)	Total assets
Retail banking	$6,697	$786	$13,400	$1,627	$336,726
Commercial banking	3,650	1,301	7,244	2,547	464,209
Trust	1,975	246	3,952	498	4,376
Investment/Parent	(668)	(901)	(1,210)	(1,675)	191,791
Total	$11,654	$1,432	$23,386	$2,997	$997,102

Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2013
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities

15. Commitments and Contingent Liabilities

The Company had various outstanding commitments to extend credit approximating $141.5 million and standby letters of credit of $13.3 million as of June 30, 2013. The Company's exposure to credit loss in the event of nonperformance by the other party to these commitments to extend credit and standby letters of credit is represented by their contractual amounts. The Bank uses the same credit and collateral policies in making commitments and conditional obligations as for all other lending.

Additionally, the Company is also subject to a number of asserted and unasserted potential claims encountered in the normal course of business. In the opinion of the Company, neither the resolution of these claims nor the funding of these credit commitments will have a material adverse effect on the Company's consolidated financial position, results of operation or cash flows.

Pension Benefits	6 Months Ended
Jun. 30, 2013
Pension Benefits [Abstract]
Pension Benefits

16. Pension Benefits

The Company has a noncontributory defined benefit pension plan covering certain employees who work at least 1,000 hours per year. Effective January 1, 2013, the Company amended the defined benefit pension plan to provide that employees hired on or after that date are not eligible to participate. Instead such employees are eligible to participate in a qualified 401(k) retirement plan. The participants shall have a vested interest in their accrued benefit after five full years of service. The benefits of the plan are based upon the employee's years of service and average annual earnings for the highest five consecutive calendar years during the final ten year period of employment. Plan assets are primarily debt securities (including US Treasury and Agency securities, corporate notes and bonds), listed common stocks (including shares of AmeriServ Financial, Inc. common stock which is limited to 10% of the plan's assets), mutual funds, and short-term cash equivalent instruments. The net periodic pension cost for the three and six months ended June 30, 2013 and 2012 were as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Components of net periodic benefit cost
Service cost	$453	$373	$906	$746
Interest cost	291	299	582	598
Expected return on plan assets	(440)	(406)	(880)	(812)
Amortization of prior year service cost	(5)	(5)	(10)	(10)
Amortization of transition asset	(2)	(4)	(4)	(8)
Recognized net actuarial loss	341	262	682	524
Net periodic pension cost	$638	$519	$1,276	$1,038

The higher pension expense in 2013 reflects the negative impact that the low interest rate environment is having on the discount rate used to calculate the plan liabilities. This increasing pension cost was a key factor causing the Company to implement a soft freeze of its defined benefit pension plan to provide that non-union employees hired on or after January 1, 2013 are not eligible to participate. Instead, such employees are eligible to participate in a qualified 401(k) plan.

Disclosures About Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Disclosures About Fair Value Measurements [Abstract]
Disclosures About Fair Value Measurements

17. Disclosures About Fair Value Measurements

The following disclosures establish a hierarchal disclosure framework associated with the level of pricing observability utilized in measuring assets and liabilities at fair value. The three broad levels defined within this hierarchy are as follows:

Level I:  Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:  Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:  Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management's best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

Assets and Liability Measured on a Recurring Basis

Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quoted market spreads, cash flows, the US Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things.

The fair value of the swap asset and liability is based on an external derivative valuation model using data inputs as of the valuation date and classified Level 2.

The following tables present the assets reported on the consolidated balance sheets at their fair value as of June 30, 2013 and December 31, 2012, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Assets and liability measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements at June 30, 2013 Using
	Total	(Level 1)	(Level 2)	(Level 3)
US Agency securities	$7,924	$-	$7,924	$-
US Agency mortgage-backed securities	129,971	-	129,971	-
Corporate bonds	11,761	-	11,761	-
Fair value of swap asset	53	-	53	-
Fair value of swap liability	53	-	53	-

	Fair Value Measurements at December 31, 2012 Using
	Total	(Level 1)	(Level 2)	(Level 3)
US Agency securities	$5,911	$-	$5,911	$-
US Agency mortgage-backed securities	137,735	-	137,735	-
Corporate bonds	7,892	-	7,892	-
Fair value of swap asset	164	-	164	-
Fair value of swap liability	164	-	164	-

Assets Measured on a Non-recurring Basis

Loans considered impaired are loans for which, based on current information and events, it is probable that the creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. As detailed in the allowance for loan loss footnote, impaired loans are reported at fair value of the underlying collateral if the repayment is expected solely from the collateral. Collateral values are estimated using Level 3 inputs based on observable market data which at times are discounted. At June 30, 2013, impaired loans with a carrying value of $2.3 million were reduced by a specific valuation allowance totaling $747,000 resulting in a net fair value of $1.5 million. At December 31, 2012, impaired loans with a carrying value of $4.8 million were reduced by a specific valuation allowance totaling $1.6 million resulting in a net fair value of $3.2 million.

Other real estate owned (OREO) is measured at fair value based on appraisals, less cost to sell at the date of foreclosure. Valuations are periodically performed by management. Income and expenses associated with managing OREO and changes in valuation allowance are included in the net expenses from OREO.

Assets measured at fair value on a non-recurring basis are summarized below (in thousands):

	Fair Value Measurements at June 30, 2013 Using
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$1,503	$-	$-	$1,503
Other real estate owned	1,641	-	-	1,641

	Fair Value Measurements at December 31, 2012 Using
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$3,220	$-	$-	$3,220
Other real estate owned	1,228	-	-	1,228

	Quantitative Information About Level 3 Fair Value Measurements
June 30, 2013	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range
Impaired loans	$1,503	Appraisal of collateral	(1)	Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 15%
Other real estate owned	1,641	Appraisal of collateral(1),(3)		Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 20%

	Quantitative Information About Level 3 Fair Value Measurements
December 31, 2012	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range
Impaired loans	$3,220	Appraisal of collateral	(1)	Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 15%
Other real estate owned	1,228	Appraisal of collateral(1),(3)		Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 20%
(1)	Fair Value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.
(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

For the Company, as for most financial institutions, approximately 90% of its assets and liabilities are considered financial instruments. Many of the Company's financial instruments, however, lack an available trading market characterized by a willing buyer and willing seller engaging in an exchange transaction. Therefore, significant estimates and present value calculations were used by the Company for the purpose of this disclosure.

Fair values have been determined by the Company using independent third party valuations that use the best available data (Level 2) and an estimation methodology (Level 3) the Company believes is suitable for each category of financial instruments. Management believes that cash, cash equivalents, and loans and deposits with floating interest rates have estimated fair values which approximate the recorded book balances. The estimation methodologies used, the estimated fair values based on US GAAP measurements, and recorded book balances at June 30, 2013 and December 31, 2012, were as follows (in thousands):

	June 30, 2013
	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
FINANCIAL ASSETS:
Cash and cash equivalents	$25,655	$25,655	$25,655	$-	$-
Investment securities - AFS	149,656	149,656	-	149,656	-
Investment securities - HTM	18,628	18,479	-	15,486	2,993
Regulatory stock	6,991	6,991	6,991	-	-
Loans held for sale	6,625	6,752	6,752	-	-
Loans, net of allowance for loan loss and unearned income	733,752	735,903	-	-	735,903
Accrued income receivable	3,242	3,242	3,242	-	-
Bank owned life insurance	36,260	36,260	36,260	-	-
Fair value swap asset	53	53	-	53	-
FINANCIAL LIABILITIES:
Deposits with no stated maturities	$533,969	$533,969	$533,969	$-	$-
Deposits with stated maturities	306,303	312,783	-	-	312,783
Short-term borrowings	34,292	34,292	34,292	-	-
All other borrowings	29,085	32,311	-	-	32,311
Accrued interest payable	1,557	1,557	1,557	-	-
Fair value swap liability	53	53	-	53	-

	December 31, 2012
	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
FINANCIAL ASSETS:
Cash and cash equivalents	$26,820	$26,820	$26,820	$-	$-
Investment securities - AFS	151,538	151,538	-	151,538	-
Investment securities - HTM	13,723	14,266	-	11,321	2,945
Regulatory stock	6,304	6,304	6,304	-	-
Loans held for sale	10,576	10,722	10,722	-	-
Loans, net of allowance for loan loss and unearned income	708,594	716,756	-	-	716,756
Accrued income receivable	2,960	2,960	2,960	-	-
Bank owned life insurance	36,214	36,214	36,214	-	-
Fair value swap asset	164	164	-	164	-
FINANCIAL LIABILITIES:
Deposits with no stated maturities	$520,002	$520,002	$520,002	$-	$-
Deposits with stated maturities	315,732	320,930	-	-	320,930
Short-term borrowings	15,660	15,660	15,660	-	-
All other borrowings	26,085	30,442	-	-	30,442
Accrued interest payable	2,083	2,083	2,083	-	-
Fair value swap liability	164	164	-	164	-

The fair value of cash and cash equivalents, regulatory stock, accrued income receivable, short-term borrowings, and accrued interest payable are equal to the current carrying value.

The fair value of investment securities is equal to the available quoted market price for similar securities. The fair value measurements consider observable data that may include dealer quoted market spreads, cash flows, the US Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. The Level 3 security is valued by discounted cash flows using the US Treasury rate for the remaining term of the security.

Loans held for sale are priced individually at market rates on the day that the loan is locked for commitment with an investor. All loans in the held for sale account conform to Fannie Mae underwriting guidelines, with the specific intent of the loan being purchased by an investor at the predetermined rate structure. Loans in the held for sale account have specific delivery dates that must be executed to protect the pricing commitment (typically a 30, 45, or 60 day lock period).

The net loan portfolio has been valued using a present value discounted cash flow. The discount rate used in these calculations is based upon the treasury yield curve adjusted for non-interest operating costs, credit loss, current market prices and assumed prepayment risk.

The fair value of bank owned life insurance is based upon the cash surrender value of the underlying policies and matches the book value.

Deposits with stated maturities have been valued using a present value discounted cash flow with a discount rate approximating current market for similar assets and liabilities. Deposits with no stated maturities have an estimated fair value equal to both the amount payable on demand and the recorded book balance.

The fair value of all other borrowings is based on the discounted value of contractual cash flows. The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities.

The fair values of the swaps used for interest rate risk management represents the amount the Company would have expected to receive or pay to terminate such agreements.

Changes in assumptions or estimation methodologies may have a material effect on these estimated fair values. The Company's remaining assets and liabilities which are not considered financial instruments have not been valued differently than has been customary under historical cost accounting.

Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Comprehensive Income

In February 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company's disclosures reflecting the impact on its financial statements are presented in Note 12.

Derivative Instruments

In July 2013, the FASB issued ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. The amendments in this Update permit the Fed Funds Effective Swap Rate (OIS) to be used as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to UST and LIBOR. The amendments also remove the restriction on using different benchmark rates for similar hedges. The amendments are effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. This ASU is not expected to have a significant impact on the Company's financial statements.

Income Taxes

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This Update applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Common Share [Abstract]
Summary of Earnings Per Common Share

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(In thousands, except per share data)
Numerator:
Net income	$1,070	$1,432	$2,126	$2,997
Preferred stock dividends	52	262	104	525
Net income available to common shareholders	$1,018	$1,170	$2,022	$2,472
Denominator:
Weighted average common shares outstanding (basic)	19,039	19,584	19,103	20,132
Effect of stock options	89	68	89	54
Weighted average common shares outstanding (diluted)	19,128	19,652	19,192	20,186
Earnings per common share:
Basic	$0.05	$0.06	$0.11	$0.12
Diluted	0.05	0.06	0.11	0.12

Investment Securities (Tables)	6 Months Ended
Jun. 30, 2013
Investment Securities [Abstract]
Summary of Cost Basis and Fair Values of Investment Securities

Investment securities available for sale (AFS):

	June 30, 2013
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency	$8,049	$39	$(164)	$7,924
US Agency mortgage-backed securities	127,018	3,881	(928)	129,971
Corporate bonds	11,991	30	(260)	11,761
Total	$147,058	$3,950	$(1,352)	$149,656

Investment securities held to maturity (HTM):

	June 30, 2013
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency mortgage-backed securities	$13,621	$325	$(330)	$13,616
Taxable municipal	1,012	-	(61)	951
Corporate bonds and other securities	3,995	-	(83)	3,912
Total	$18,628	$325	$(474)	$18,479

Investment securities available for sale (AFS):

	December 31, 2012
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency	$5,848	$70	$(7)	$5,911
US Agency mortgage-backed securities	131,425	6,320	(10)	137,735
Corporate bonds	7,992	3	(103)	7,892
Total	$145,265	$6,393	$(120)	$151,538

Investment securities held to maturity (HTM):

	December 31, 2012
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency mortgage-backed securities	$9,318	$578	$-	$9,896
Taxable municipal	410	6	-	416
Corporate bonds and other securities	3,995	14	(55)	3,954
Total	$13,723	$598	$(55)	$14,266

Information Concerning Investments with Unrealized Losses

Investment securities available for sale:

	June 30, 2013
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency	$5,885	$(164)	$-	$-	$5,885	$(164)
US Agency mortgage-backed securities	35,465	(928)	-	-	35,465	(928)
Corporate bonds	6,796	(195)	2,935	(65)	9,731	(260)
Total	$48,146	$(1,287)	$2,935	$(65)	$51,081	$(1,352)

Investment securities held to maturity:

	June 30, 2013
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency mortgage-backed securities	$7,594	$(330)	$-	$-	$7,594	$(330)
Taxable municipal	951	(61)	-	-	951	(61)
Corporate bonds and other securities	919	(76)	2,993	(7)	3,912	(83)
Total	$9,464	$(467)	$2,993	$(7)	$12,457	$(474)

Investment securities available for sale:

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency	$993	$(7)	$-	$-	$993	$(7)
US Agency mortgage-backed securities	1,140	(8)	349	(2)	1,489	(10)
Corporate bonds	6,898	(103)	-	-	6,898	(103)
Total	$9,031	$(118)	$349	$(2)	$9,380	$(120)

Investment securities held to maturity:

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds and other securities	$965	$(35)	$1,981	$(20)	$2,946	$(55)
Total	$965	$(35)	$1,981	$(20)	$2,946	$(55)

Contractual Maturities of Securities

Investment securities available for sale:

	June 30, 2013
Cost Basis	US Agency	US Agency Mortgage-Backed Securities	Corporate Bonds	Total Investment Securities Available For Sale
After 1 year but within 5 years	$7,049	$1,159	$7,993	$16,201
After 5 years but within 10 years	1,000	14,051	3,998	19,049
After 10 years but within 15 years	-	60,386	-	60,386
Over 15 years	-	51,422	-	51,422
Total	$8,049	$127,018	$11,991	$147,058

	June 30, 2013
Fair Value	US Agency	US Agency Mortgage-Backed Securities	Corporate Bonds	Total Investment Securities Available For Sale
After 1 year but within 5 years	$6,970	$1,235	$7,900	$16,105
After 5 years but within 10 years	954	14,501	3,861	19,316
After 10 years but within 15 years	-	61,233	-	61,233
Over 15 years	-	53,002	-	53,002
Total	$7,924	$129,971	$11,761	$149,656

Investment securities held to maturity:

	June 30, 2013
Cost Basis	US Agency Mortgage-Backed Securities	Corporate Bonds and Other Securities	Total Investment Securities Held To Maturity
Within 1 year	$-	$2,000	$2,000
After 1 year but within 5 years	-	1,000	1,000
After 5 years but within 10 years	1,777	-	1,777
After 10 years but within 15 years	-	1,012	1,012
Over 15 years	11,844	995	12,839
Total	$13,621	$5,007	$18,628

	June 30, 2013
Fair Value	US Agency Mortgage-Backed Securities	Corporate Bonds and Other Securities	Total Investment Securities Held To Maturity
Within 1 year	$-	$2,000	$2,000
After 1 year but within 5 years	-	993	993
After 5 years but within 10 years	1,662	-	1,662
After 10 years but within 15 years	-	950	950
Over 15 years	11,954	920	12,874
Total	$13,616	$4,863	$18,479

Loans (Tables)	6 Months Ended
Jun. 30, 2013
Loans [Abstract]
Summary of Loan Portfolio

	June 30, 2013	December 31, 2012
Commercial	$116,153	$102,822
Commercial loans secured by real estate	390,044	383,339
Real estate - mortgage	221,736	217,584
Consumer	16,964	17,420
Loans, net of unearned income	$744,897	$721,165

Allowance For Loan Losses (Tables)	6 Months Ended
Jun. 30, 2013
Allowance for Loan Losses [Abstract]
Rollforward of the Allowance for Loan Losses by Portfolio Segment

	Balance at March 31, 2013	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2013
Commercial	$2,667	$-	$20	$93	$2,780
Commercial loans secured by real estate	5,989	-	34	(40)	5,983
Real estate-mortgage	1,267	(18)	12	18	1,279
Consumer	147	(41)	28	12	146
Allocation for general risk	890	-	-	67	957
Total	$10,960	$(59)	$94	$150	$11,145

	Balance at March 31, 2012	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2012
Commercial	$2,483	$-	$90	$(221)	$2,352
Commercial loans secured by real estate	8,555	(31)	170	(316)	8,378
Real estate-mortgage	1,250	(99)	5	50	1,206
Consumer	166	(107)	11	85	155
Allocation for general risk	1,324	-	-	(98)	1,226
Total	$13,778	$(237)	$276	$(500)	$13,317

	Balance at December 31, 2012	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2013
Commercial	$2,596	$-	$31	$153	$2,780
Commercial loans secured by real estate	7,796	(1,480)	142	(475)	5,983
Real estate-mortgage	1,269	(47)	67	(10)	1,279
Consumer	150	(79)	40	35	146
Allocation for general risk	760	-	-	197	957
Total	$12,571	$(1,606)	$280	$(100)	$11,145

	Balance at December 31, 2011	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2012
Commercial	$2,365	$(99)	$112	$(26)	$2,352
Commercial loans secured by real estate	9,400	(172)	200	(1,050)	8,378
Real estate-mortgage	1,270	(139)	29	46	1,206
Consumer	174	(134)	22	93	155
Allocation for general risk	1,414	-	-	(188)	1,226
Total	$14,623	$(544)	$363	$(1,125)	$13,317

Summary of Primary Segments of Loan Portfolio

	At June 30, 2013
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Total
Individually evaluated for impairment	$-	$2,238	$-	$12	$2,250
Collectively evaluated for impairment	116,153	387,806	221,736	16,952	742,647
Total loans	$116,153	$390,044	$221,736	$16,964	$744,897

	At June 30, 2013
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Allocation for General Risk	Total
Specific reserve allocation	$-	$747	$-	$-	$-	$747
General reserve allocation	2,780	5,236	1,279	146	957	10,398
Total allowance for loan losses	$2,780	$5,983	$1,279	$146	$957	$11,145

	At December 31, 2012
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Total
Individually evaluated for impairment	$-	$4,793	$-	$13	$4,806
Collectively evaluated for impairment	102,822	378,546	217,584	17,407	716,359
Total loans	$102,822	$383,339	$217,584	$17,420	$721,165

	At December 31, 2012
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Allocation for General Risk	Total
Specific reserve allocation	$-	$1,586	$-	$-	$-	$1,586
General reserve allocation	2,596	6,210	1,269	150	760	10,985
Total allowance for loan losses	$2,596	$7,796	$1,269	$150	$760	$12,571

Impaired Loans by Class

	June 30, 2013
	Impaired Loans with Specific Allowance		Impaired Loans with no Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
Commercial loans secured by real estate	$2,187	$747	$51	$2,238	$2,320
Consumer	-	-	12	12	12
Total impaired loans	$2,187	$747	$63	$2,250	$2,332

	December 31, 2012
	Impaired Loans with Specific Allowance		Impaired Loans with no Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
Commercial loans secured by real estate	$4,239	$1,586	$554	$4,793	$4,850
Consumer	-	-	13	13	13
Total impaired loans	$4,239	$1,586	$567	$4,806	$4,863

Average Recorded Investment in Impaired Loans and Related Interest Income Recognized

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Average loan balance:
Commercial	$-	$-	$-	$17
Commercial loans secured by real estate	2,294	3,350	3,131	3,506
Consumer	12	-	12	-
Average investment in impaired loans	$2,306	$3,350	$3,143	$3,523
Interest income recognized:
Commercial	$-	$-	$-	$-
Commercial loans secured by real estate	-	-	-	-
Consumer	-	-	-	-
Interest income recognized on a cash basis on impaired loans	$-	$-	$-	$-

Loan Portfolio Summarized by Categories

	June 30, 2013
	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$105,664	$7,681	$2,808	$-	$116,153
Commercial loans secured by real estate	353,891	24,971	10,704	478	390,044
Total	$459,555	$32,652	$13,512	$478	$506,197

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$99,886	$28	$2,908	$-	$102,822
Commercial loans secured by real estate	343,885	20,836	17,010	1,608	383,339
Total	$443,771	$20,864	$19,918	$1,608	$486,161

Performing and Non-performing Outstanding Balances

	June 30, 2013
	Performing	Non-Performing
Real estate-mortgage	$220,599	$1,137
Consumer	16,952	12
Total	$237,551	$1,149

	December 31, 2012
	Performing	Non-Performing
Real estate-mortgage	$216,393	$1,191
Consumer	17,407	13
Total	$233,800	$1,204

Classes of Loan Portfolio by Categories

	June 30, 2013
	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days Past Due	Total Past Due	Total Loans	90 Days Past Due and Still Accruing
Commercial	$116,153	$-	$-	$-	$-	$116,153	$-
Commercial loans secured by real estate	389,038	-	447	559	1,006	390,044	-
Real estate-mortgage	218,769	1,654	414	899	2,967	221,736	-
Consumer	16,921	43	-	-	43	16,964	-
Total	$708,784	$1,697	$861	$1,458	$4,016	$744,897	$-

	December 31, 2012
	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days Past Due	Total Past Due	Total Loans	90 Days Past Due and Still Accruing
Commercial	$102,775	$-	$47	$-	$47	$102,822	$-
Commercial loans secured by real estate	379,834	-	2,545	960	3,505	383,339	-
Real estate-mortgage	213,300	3,240	303	741	4,284	217,584	-
Consumer	17,371	16	33	-	49	17,420	-
Total	$713,280	$3,256	$2,928	$1,701	$7,885	$721,165	$-

Non-performing Assets Including Troubled Debt Restructurings (TDR) (Tables)	6 Months Ended
Jun. 30, 2013
Nonperforming Assets Including Troubled Debt Restructurings [Abstract]
Non-performing Assets Including TDR

	June 30, 2013	December 31, 2012
Non-accrual loans
Commercial loans secured by real estate	$2,073	$4,623
Real estate-mortgage	1,137	1,191
Total	3,210	5,814
Other real estate owned
Commercial loans secured by real estate	1,101	1,101
Real estate-mortgage	540	127
Total	1,641	1,228
TDR's not in non-accrual	177	182
Total non-performing assets including TDR	$5,028	$7,224
Total non-performing assets as a percent of loans, net of unearned income, and other real estate owned	0.67%	1.00%

Schedule of TDRs

Loans in accrual status	# of Loans	Current Balance	Concession Granted
Commercial loan secured by real estate	2	$140	Extension of maturity date

Loans in non-accrual status	# of Loans	Current Balance	Concession Granted
Commercial loan secured by real estate	4	$2,527	Extension of maturity date

Recorded Investment of Defaults

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Recorded investment of defaults
Commercial loan secured by real estate	$2,104	$32	$656	$32
Total	$2,104	$32	$656	$32

Schedule of Interest Income

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Interest income due in accordance with original terms	$39	$55	$102	$118
Interest income recorded	-	-	-	-
Net reduction in interest income	$39	$55	$102	$118

Federal Home Loan Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2013
Federal Home Loan Bank Borrowings [Abstract]
Federal Home Loan Bank (FHLB) Borrowings and Advances

	At June 30, 2013
Type	Maturing	Amount	Weighted Average Rate
Open Repo Plus	Overnight	$34,292	0.25%
Advances	2015	4,000	0.52
	2016	6,000	0.71
	2017	5,000	0.91
	2018	1,000	1.13
Total advances		16,000	0.75
Total FHLB borrowings		$50,292	0.41%

	At December 31, 2012
Type	Maturing	Amount	Weighted Average Rate
Open Repo Plus	Overnight	$15,660	0.25%
Advances	2015	4,000	0.52
	2016	5,000	0.74
	2017	4,000	0.92
Total advances		13,000	0.73
Total FHLB borrowings		$28,660	0.47%

Preferred Stock (Tables)	6 Months Ended
Jun. 30, 2013
Preferred Stock [Abstract]
Preferred Dividend Stock Period Annualized

DIVIDEND PERIOD ANNUALIZED		ANNUALIZED DIVIDEND RATE
BEGINNING	ENDING
August 11, 2011	December 31, 2011	5.0%
January 1, 2012	December 31, 2013	1.0% to 5.0%
January 1, 2014	February 7, 2016	1.0% to 7.0	%(1)
February 8, 2016	Redemption	9.0	%(2)
(1)	Between January 1, 2014 and February 7, 2016, the dividend rate will be fixed at a rate in such range based upon the level of percentage change in QSBL between September 30, 2013 and the Baseline.
(2)	Beginning on February 8, 2016, the dividend rate will be fixed at nine percent (9%) per annum.

Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2013
Accumulated Comprehensive Loss [Abstract]
Changes in Each Component of Accumulated Other Comprehensive Loss

Three months ended June 30, 2013	Net Unrealized Gains and Losses on Investment Securities AFS(1)	Defined Benefit Pension Items(1)	Total
Balance at April 1, 2013	$3,774	$(9,197)	$(5,423)
Other comprehensive loss before reclassifications	(2,060)	-	(2,060)
Amounts reclassified from accumulated other comprehensive loss	-	220	220
Net current period other comprehensive income (loss)	(2,060)	220	(1,840)
Balance at June 30, 2013	$1,714	$(8,977)	$(7,263)
(1)	Amounts in parentheses indicate debits.

Six months ended June 30, 2013	Net Unrealized Gains and Losses on Investment Securities AFS(1)	Defined Benefit Pension Items(1)	Total
Balance at January 1, 2013	$4,141	$(9,520)	$(5,379)
Other comprehensive income (loss) before reclassifications	(2,380)	103	(2,277)
Amounts reclassified from accumulated other comprehensive loss	(47)	440	393
Net current period other comprehensive income (loss)	(2,427)	543	(1,884)
Balance at June 30, 2013	$1,714	$(8,977)	$(7,263)
(1)	Amounts in parentheses indicate debits.

Amounts Reclassified out of Each Component of Accumulated Other Comprehensive Loss

Three months ended June 30, 2013 Details about accumulated other comprehensive loss components	Amount reclassified from accumulated other comprehensive loss(1)	Affected line item in the statement of operations
Amortization of defined benefit items(2)
Estimated net loss	$341	Salaries and employee benefits
Prior service cost	(5)	Salaries and employee benefits
Transition asset	(2)	Salaries and employee benefits
	334	Total before tax
	(114)	Provision for income tax expense
	$220	Net of tax
Total reclassifications for the period	$220	Net of tax
(1)	Amounts in parentheses indicate credits.
(2)	These accumulated other comprehensive loss components are included in the computation of net periodic benefit cost (see Note 16 for additional details).

Six months ended June 30, 2013 Details about accumulated other comprehensive loss components	Amount reclassified from accumulated other comprehensive loss(1)	Affected line item in the statement of operations
Unrealized gains and losses on sale of securities
	$(71)	Net realized gains on investment securities AFS
	(71)	Total before tax
	24	Provision for income tax expense
	$(47)	Net of tax
Amortization of defined benefit items(2)
Estimated net loss	$682	Salaries and employee benefits
Prior service cost	(10)	Salaries and employee benefits
Transition asset	(4)	Salaries and employee benefits
	668	Total before tax
	(228)	Provision for income tax expense
	$440	Net of tax
Total reclassifications for the period	$393	Net of tax
(1)	Amounts in parentheses indicate credits.
(2)	These accumulated other comprehensive loss components are included in the computation of net periodic benefit cost (see Note 16 for additional details).

Regulatory Capital (Tables)	6 Months Ended
Jun. 30, 2013
Regulatory Capital [Abstract]
Summarized Regulatory Capital Ratio

	At June 30, 2013
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (To Risk Weighted Assets) Consolidated	$124,472	15.48%	$64,310	8.00%	$80,387	10.00%
AmeriServ Financial Bank	101,767	12.78	63,680	8.00	79,600	10.00
Tier 1 Capital (To Risk Weighted Assets) Consolidated	114,401	14.23	32,155	4.00	48,232	6.00
AmeriServ Financial Bank	91,794	11.53	31,840	4.00	47,760	6.00
Tier 1 Capital (To Average Assets) Consolidated	114,401	11.52	39,717	4.00	49,646	5.00
AmeriServ Financial Bank	91,794	9.49	38,705	4.00	48,381	5.00

	At December 31, 2012
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (To Risk Weighted Assets) Consolidated	$122,583	15.92%	$61,588	8.00%	$76,985	10.00%
AmeriServ Financial Bank	101,786	13.34	61,060	8.00	76,325	10.00
Tier 1 Capital (To Risk Weighted Assets) Consolidated	112,916	14.67	30,794	4.00	46,191	6.00
AmeriServ Financial Bank	92,200	12.08	30,530	4.00	45,795	6.00
Tier 1 Capital (To Average Assets) Consolidated	112,916	11.44	39,474	4.00	49,343	5.00
AmeriServ Financial Bank	92,200	9.55	38,616	4.00	48,269	5.00

Segment Results (Tables)	6 Months Ended
Jun. 30, 2013
Segment Results [Abstract]
Schedule of Segment Results

	Three months ended June 30, 2013		Six months ended June 30, 2013		June 30, 2013
	Total revenue	Net income (loss)	Total revenue	Net income (loss)	Total assets
Retail banking	$6,761	$787	$13,510	$1,610	$334,239
Commercial banking	3,981	1,008	7,868	2,053	520,104
Trust	2,183	330	4,168	506	4,520
Investment/Parent	(829)	(1,055)	(1,592)	(2,043)	166,221
Total	$12,096	$1,070	$23,954	$2,126	$1,025,084

	Three months ended June 30, 2012		Six months ended June 30, 2012		June 30, 2012
	Total revenue	Net income (loss)	Total revenue	Net income (loss)	Total assets
Retail banking	$6,697	$786	$13,400	$1,627	$336,726
Commercial banking	3,650	1,301	7,244	2,547	464,209
Trust	1,975	246	3,952	498	4,376
Investment/Parent	(668)	(901)	(1,210)	(1,675)	191,791
Total	$11,654	$1,432	$23,386	$2,997	$997,102

Pension Benefits (Tables)	6 Months Ended
Jun. 30, 2013
Pension Benefits [Abstract]
Net Periodic Pension Cost

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Components of net periodic benefit cost
Service cost	$453	$373	$906	$746
Interest cost	291	299	582	598
Expected return on plan assets	(440)	(406)	(880)	(812)
Amortization of prior year service cost	(5)	(5)	(10)	(10)
Amortization of transition asset	(2)	(4)	(4)	(8)
Recognized net actuarial loss	341	262	682	524
Net periodic pension cost	$638	$519	$1,276	$1,038

Disclosures About Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Disclosures About Fair Value Measurements [Abstract]
Assets and Liabilities Measured on Recurring Basis

	Fair Value Measurements at June 30, 2013 Using
	Total	(Level 1)	(Level 2)	(Level 3)
US Agency securities	$7,924	$-	$7,924	$-
US Agency mortgage-backed securities	129,971	-	129,971	-
Corporate bonds	11,761	-	11,761	-
Fair value of swap asset	53	-	53	-
Fair value of swap liability	53	-	53	-

	Fair Value Measurements at December 31, 2012 Using
	Total	(Level 1)	(Level 2)	(Level 3)
US Agency securities	$5,911	$-	$5,911	$-
US Agency mortgage-backed securities	137,735	-	137,735	-
Corporate bonds	7,892	-	7,892	-
Fair value of swap asset	164	-	164	-
Fair value of swap liability	164	-	164	-

Assets Measured at Fair Value on Non-Recurring Basis

	Fair Value Measurements at June 30, 2013 Using
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$1,503	$-	$-	$1,503
Other real estate owned	1,641	-	-	1,641

	Fair Value Measurements at December 31, 2012 Using
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$3,220	$-	$-	$3,220
Other real estate owned	1,228	-	-	1,228

	Quantitative Information About Level 3 Fair Value Measurements
June 30, 2013	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range
Impaired loans	$1,503	Appraisal of collateral	(1)	Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 15%
Other real estate owned	1,641	Appraisal of collateral(1),(3)		Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 20%

	Quantitative Information About Level 3 Fair Value Measurements
December 31, 2012	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range
Impaired loans	$3,220	Appraisal of collateral	(1)	Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 15%
Other real estate owned	1,228	Appraisal of collateral(1),(3)		Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 20%
(1)	Fair Value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.
(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

Fair Value of Financial Instruments

	June 30, 2013
	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
FINANCIAL ASSETS:
Cash and cash equivalents	$25,655	$25,655	$25,655	$-	$-
Investment securities - AFS	149,656	149,656	-	149,656	-
Investment securities - HTM	18,628	18,479	-	15,486	2,993
Regulatory stock	6,991	6,991	6,991	-	-
Loans held for sale	6,625	6,752	6,752	-	-
Loans, net of allowance for loan loss and unearned income	733,752	735,903	-	-	735,903
Accrued income receivable	3,242	3,242	3,242	-	-
Bank owned life insurance	36,260	36,260	36,260	-	-
Fair value swap asset	53	53	-	53	-
FINANCIAL LIABILITIES:
Deposits with no stated maturities	$533,969	$533,969	$533,969	$-	$-
Deposits with stated maturities	306,303	312,783	-	-	312,783
Short-term borrowings	34,292	34,292	34,292	-	-
All other borrowings	29,085	32,311	-	-	32,311
Accrued interest payable	1,557	1,557	1,557	-	-
Fair value swap liability	53	53	-	53	-

	December 31, 2012
	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
FINANCIAL ASSETS:
Cash and cash equivalents	$26,820	$26,820	$26,820	$-	$-
Investment securities - AFS	151,538	151,538	-	151,538	-
Investment securities - HTM	13,723	14,266	-	11,321	2,945
Regulatory stock	6,304	6,304	6,304	-	-
Loans held for sale	10,576	10,722	10,722	-	-
Loans, net of allowance for loan loss and unearned income	708,594	716,756	-	-	716,756
Accrued income receivable	2,960	2,960	2,960	-	-
Bank owned life insurance	36,214	36,214	36,214	-	-
Fair value swap asset	164	164	-	164	-
FINANCIAL LIABILITIES:
Deposits with no stated maturities	$520,002	$520,002	$520,002	$-	$-
Deposits with stated maturities	315,732	320,930	-	-	320,930
Short-term borrowings	15,660	15,660	15,660	-	-
All other borrowings	26,085	30,442	-	-	30,442
Accrued interest payable	2,083	2,083	2,083	-	-
Fair value swap liability	164	164	-	164	-

Principles of Consolidation (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Principles of Consolidation [Abstract]
Number of locations	18
Trust and financial services and administers assets	$ 1,600,000

Earnings Per Common Share (Summary of Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Net income	$ 1,070	$ 1,432	$ 2,126	$ 2,997
Preferred stock dividends	52	262	104	525
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 1,018	$ 1,170	$ 2,022	$ 2,472
Denominator:
Weighted average common shares outstanding (basic)	19,039	19,584	19,103	20,132
Effect of stock options	89	68	89	54
Weighted average common shares outstanding (diluted)	19,128	19,652	19,192	20,186
Earnings per common share:
Basic	$ 0.05	$ 0.06	$ 0.11	$ 0.12
Diluted	$ 0.05	$ 0.06	$ 0.11	$ 0.12

Earnings Per Common Share (Narrative) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in computation of earnings per common share	103,570	244,083
Options and Warrants [Member] | Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of common shares	3.23	2.75
Options and Warrants [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of common shares	5.75	6.1

Consolidated Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statement of Cash Flows [Abstract]
Income tax payments	$ 34	$ 35
Total interest payments	3,792	4,522
Non-cash transfers to other real estate owned	$ 593	$ 770

Investment Securities (Summary of Cost Basis and Fair Values of Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities available for sale, Cost Basis	$ 147,058	$ 145,265
Investment securities available for sale, Gross Unrealized Gains	3,950	6,393
Investment securities available for sale, Gross Unrealized Losses	(1,352)	(120)
Available for Sale, Fair Value, Total	149,656	151,538
Investment securities held to maturity, Cost Basis	18,628	13,723
Investment securities held to maturity, Gross Unrealized Gains	325	598
Investment securities held to maturity, Gross Unrealized Losses	(474)	(55)
Held to Maturity, Fair Value, Total	18,479	14,266
U.S. Agency [Member]
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities available for sale, Cost Basis	8,049	5,848
Investment securities available for sale, Gross Unrealized Gains	39	70
Investment securities available for sale, Gross Unrealized Losses	(164)	(7)
Available for Sale, Fair Value, Total	7,924	5,911
U.S. Agency mortgage-backed securities [Member]
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities available for sale, Cost Basis	127,018	131,425
Investment securities available for sale, Gross Unrealized Gains	3,881	6,320
Investment securities available for sale, Gross Unrealized Losses	(928)	(10)
Available for Sale, Fair Value, Total	129,971	137,735
Investment securities held to maturity, Cost Basis	13,621	9,318
Investment securities held to maturity, Gross Unrealized Gains	325	578
Investment securities held to maturity, Gross Unrealized Losses	(330)
Held to Maturity, Fair Value, Total	13,616	9,896
Corporate bonds [Member]
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities available for sale, Cost Basis	11,991	7,992
Investment securities available for sale, Gross Unrealized Gains	30	3
Investment securities available for sale, Gross Unrealized Losses	(260)	(103)
Available for Sale, Fair Value, Total	11,761	7,892
Corporate bonds and other securities [Member]
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities held to maturity, Cost Basis	5,007	3,995
Investment securities held to maturity, Gross Unrealized Gains		14
Investment securities held to maturity, Gross Unrealized Losses	(83)	(55)
Held to Maturity, Fair Value, Total	4,863	3,954
Taxable Municipal [Member]
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities held to maturity, Cost Basis	1,012	410
Investment securities held to maturity, Gross Unrealized Gains		6
Investment securities held to maturity, Gross Unrealized Losses	(61)
Held to Maturity, Fair Value, Total	$ 951	$ 416

Investment Securities (Information Concerning Investments with Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Information concerning investments with unrealized losses
Investment securities available for sale, Less than 12 months, Fair Value	$ 48,146	$ 9,031
Investment securities available for sale, Less than 12 months, Unrealized Losses	(1,287)	(118)
Investment securities available for sale, 12 months or longer, Fair Value	2,935	349
Investment securities available for sale, 12 months or longer, Unrealized Losses	(65)	(2)
Investment securities available for sale, Total, Fair Value	51,081	9,380
Investment securities available for sale, Gross Unrealized Losses	(1,352)	(120)
Investment securities held to maturity, Less than 12 months, Fair Value	9,464	965
Investment securities held to maturity, Less than 12 months, Unrealized Losses	(467)	(35)
Investment securities held to maturity, 12 months or longer, Fair Value	2,993	1,981
Investment securities held to maturity, 12 months or longer, Unrealized Losses	(7)	(20)
Investment securities held to maturity, Total Fair Value	12,457	2,946
Investment securities held to maturity, Total Unrealized Losses	(474)	(55)
U.S. Agency [Member]
Information concerning investments with unrealized losses
Investment securities available for sale, Less than 12 months, Fair Value	5,885	993
Investment securities available for sale, Less than 12 months, Unrealized Losses	(164)	(7)
Investment securities available for sale, 12 months or longer, Fair Value
Investment securities available for sale, 12 months or longer, Unrealized Losses
Investment securities available for sale, Total, Fair Value	5,885	993
Investment securities available for sale, Gross Unrealized Losses	(164)	(7)
U.S. Agency mortgage-backed securities [Member]
Information concerning investments with unrealized losses
Investment securities available for sale, Less than 12 months, Fair Value	35,465	1,140
Investment securities available for sale, Less than 12 months, Unrealized Losses	(928)	(8)
Investment securities available for sale, 12 months or longer, Fair Value		349
Investment securities available for sale, 12 months or longer, Unrealized Losses		(2)
Investment securities available for sale, Total, Fair Value	35,465	1,489
Investment securities available for sale, Gross Unrealized Losses	(928)	(10)
Investment securities held to maturity, Less than 12 months, Fair Value	7,594
Investment securities held to maturity, Less than 12 months, Unrealized Losses	(330)
Investment securities held to maturity, 12 months or longer, Fair Value
Investment securities held to maturity, 12 months or longer, Unrealized Losses
Investment securities held to maturity, Total Fair Value	7,594
Investment securities held to maturity, Total Unrealized Losses	(330)
Corporate bonds [Member]
Information concerning investments with unrealized losses
Investment securities available for sale, Less than 12 months, Fair Value	6,796	6,898
Investment securities available for sale, Less than 12 months, Unrealized Losses	(195)	(103)
Investment securities available for sale, 12 months or longer, Fair Value	2,935
Investment securities available for sale, 12 months or longer, Unrealized Losses	(65)
Investment securities available for sale, Total, Fair Value	9,731	6,898
Investment securities available for sale, Gross Unrealized Losses	(260)	(103)
Taxable Municipal [Member]
Information concerning investments with unrealized losses
Investment securities held to maturity, Less than 12 months, Fair Value	951
Investment securities held to maturity, Less than 12 months, Unrealized Losses	(61)
Investment securities held to maturity, 12 months or longer, Fair Value
Investment securities held to maturity, 12 months or longer, Unrealized Losses
Investment securities held to maturity, Total Fair Value	951
Investment securities held to maturity, Total Unrealized Losses	(61)
Corporate bonds and other securities [Member]
Information concerning investments with unrealized losses
Investment securities held to maturity, Less than 12 months, Fair Value	919	965
Investment securities held to maturity, Less than 12 months, Unrealized Losses	(76)	(35)
Investment securities held to maturity, 12 months or longer, Fair Value	2,993	1,981
Investment securities held to maturity, 12 months or longer, Unrealized Losses	(7)	(20)
Investment securities held to maturity, Total Fair Value	3,912	2,946
Investment securities held to maturity, Total Unrealized Losses	$ (83)	$ (55)

Investment Securities (Contractual Maturities of Securities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Contractual maturities of securities
Available for Sale, Cost Basis, After 1 year but within 5 years	$ 16,201
Available for Sale, Cost Basis, After 5 years but within 10 years	19,049
Available for Sale, Cost Basis, After 10 years but within15 years	60,386
Available for Sale, Cost Basis, Over 15 years	51,422
Available for Sale, Cost Basis, Total	147,058
Available for Sale, Fair Value, After 1 year but within 5 years	16,105
Available for Sale, Fair Value, After 5 years but within 10 years	19,316
Available for Sale, Fair Value, After 10 years but within15 years	61,233
Available for Sale, Fair Value, Over 15 years	53,002
Available for Sale, Fair Value, Total	149,656	151,538
Held to Maturity, Cost Basis, Within 1 year	2,000
Held to Maturity, Cost Basis, After 1 year but within 5 years	1,000
Held to Maturity, Cost Basis, After 5 years but within 10 years	1,777
Held to Maturity, Cost Basis, After 10 years but within 15 years	1,012
Held to Maturity, Cost Basis, Over 15 years	12,839
Held to Maturity, Cost Basis, Total	18,628	13,723
Held to Maturity, Fair Value, Within 1 year	2,000
Held to Maturity, Fair Value, After 1 year but within 5 years	993
Held to Maturity, Fair Value, After 5 years but within 10 years	1,662
Held to Maturity, Fair Value, After 10 years but within 15 years	950
Held to Maturity, Fair Value, Over 15 years	12,874
Held to Maturity, Fair Value, Total	18,479	14,266
U.S. Agency [Member]
Contractual maturities of securities
Available for Sale, Cost Basis, After 1 year but within 5 years	7,049
Available for Sale, Cost Basis, After 5 years but within 10 years	1,000
Available for Sale, Cost Basis, After 10 years but within15 years
Available for Sale, Cost Basis, Over 15 years
Available for Sale, Cost Basis, Total	8,049
Available for Sale, Fair Value, After 1 year but within 5 years	6,970
Available for Sale, Fair Value, After 5 years but within 10 years	954
Available for Sale, Fair Value, After 10 years but within15 years
Available for Sale, Fair Value, Over 15 years
Available for Sale, Fair Value, Total	7,924	5,911
U.S. Agency mortgage-backed securities [Member]
Contractual maturities of securities
Available for Sale, Cost Basis, After 1 year but within 5 years	1,159
Available for Sale, Cost Basis, After 5 years but within 10 years	14,051
Available for Sale, Cost Basis, After 10 years but within15 years	60,386
Available for Sale, Cost Basis, Over 15 years	51,422
Available for Sale, Cost Basis, Total	127,018
Available for Sale, Fair Value, After 1 year but within 5 years	1,235
Available for Sale, Fair Value, After 5 years but within 10 years	14,501
Available for Sale, Fair Value, After 10 years but within15 years	61,233
Available for Sale, Fair Value, Over 15 years	53,002
Available for Sale, Fair Value, Total	129,971	137,735
Held to Maturity, Cost Basis, Within 1 year
Held to Maturity, Cost Basis, After 1 year but within 5 years
Held to Maturity, Cost Basis, After 5 years but within 10 years	1,777
Held to Maturity, Cost Basis, After 10 years but within 15 years
Held to Maturity, Cost Basis, Over 15 years	11,844
Held to Maturity, Cost Basis, Total	13,621	9,318
Held to Maturity, Fair Value, Within 1 year
Held to Maturity, Fair Value, After 1 year but within 5 years
Held to Maturity, Fair Value, After 5 years but within 10 years	1,662
Held to Maturity, Fair Value, After 10 years but within 15 years
Held to Maturity, Fair Value, Over 15 years	11,954
Held to Maturity, Fair Value, Total	13,616	9,896
Corporate bonds [Member]
Contractual maturities of securities
Available for Sale, Cost Basis, After 1 year but within 5 years	7,993
Available for Sale, Cost Basis, After 5 years but within 10 years	3,998
Available for Sale, Cost Basis, After 10 years but within15 years
Available for Sale, Cost Basis, Over 15 years
Available for Sale, Cost Basis, Total	11,991
Available for Sale, Fair Value, After 1 year but within 5 years	7,900
Available for Sale, Fair Value, After 5 years but within 10 years	3,861
Available for Sale, Fair Value, After 10 years but within15 years
Available for Sale, Fair Value, Over 15 years
Available for Sale, Fair Value, Total	11,761	7,892
Corporate bonds and other securities [Member]
Contractual maturities of securities
Held to Maturity, Cost Basis, Within 1 year	2,000
Held to Maturity, Cost Basis, After 1 year but within 5 years	1,000
Held to Maturity, Cost Basis, After 5 years but within 10 years
Held to Maturity, Cost Basis, After 10 years but within 15 years	1,012
Held to Maturity, Cost Basis, Over 15 years	995
Held to Maturity, Cost Basis, Total	5,007	3,995
Held to Maturity, Fair Value, Within 1 year	2,000
Held to Maturity, Fair Value, After 1 year but within 5 years	993
Held to Maturity, Fair Value, After 5 years but within 10 years
Held to Maturity, Fair Value, After 10 years but within 15 years	950
Held to Maturity, Fair Value, Over 15 years	920
Held to Maturity, Fair Value, Total	$ 4,863	$ 3,954

Investment Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Investment [Line Items]
Gross investment gains	$ 71	$ 59
Gross investment losses		47
Investment Securities:
Consolidated investment securities portfolio modified, years	2 years 10 months 21 days
Proceeds from sales of investment securities - available for sale	1,218	4,221
Book value of securities available for sale and held to maturity	$ 95,910		$ 94,206
Positions considered temporarily impaired	53
Standard & Poor's, AAA Rating [Member]
Investment [Line Items]
Portfolio rated	89.70%		92.20%
Standard & Poor's, A Rating [Member]
Investment [Line Items]
Portfolio rated	1.20%

Loans (Summary of Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 744,897	$ 721,165
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	116,153	102,822
Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	390,044	383,339
Real estate-mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	221,736	217,584
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,964	$ 17,420

Loans (Narative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Loans [Abstract]
Real estate-construction loans, percentage	2.60%	2.00%
Loan balances net of unearned income	$ 619	$ 637

Allowance for Loan Losses (Rollforward of the Allowance for Loan Losses by Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 10,960	$ 13,778	$ 12,571	$ 14,623
Charge-offs	(59)	(237)	(1,606)	(544)
Recoveries	94	276	280	363
Provision (credit) for loan losses	150	(500)	(100)	(1,125)
Balance at end of period	11,145	13,317	11,145	13,317
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	2,667	2,483	2,596	2,365
Charge-offs				(99)
Recoveries	20	90	31	112
Provision (credit) for loan losses	93	(221)	153	(26)
Balance at end of period	2,780	2,352	2,780	2,352
Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	5,989	8,555	7,796	9,400
Charge-offs		(31)	(1,480)	(172)
Recoveries	34	170	142	200
Provision (credit) for loan losses	(40)	(316)	(475)	(1,050)
Balance at end of period	5,983	8,378	5,983	8,378
Real estate-mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	1,267	1,250	1,269	1,270
Charge-offs	(18)	(99)	(47)	(139)
Recoveries	12	5	67	29
Provision (credit) for loan losses	18	50	(10)	46
Balance at end of period	1,279	1,206	1,279	1,206
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	147	166	150	174
Charge-offs	(41)	(107)	(79)	(134)
Recoveries	28	11	40	22
Provision (credit) for loan losses	12	85	35	93
Balance at end of period	146	155	146	155
Allocation for general risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	890	1,324	760	1,414
Charge-offs
Recoveries
Provision (credit) for loan losses	67	(98)	197	(188)
Balance at end of period	$ 957	$ 1,226	$ 957	$ 1,226

Allowance for Loan Losses (Summary of Primary Segments of Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	$ 742,647		$ 716,359
Individually evaluated for impairment	2,250		4,806
Total Loans	744,897		721,165
General reserve allocation	10,398		10,985
Specific reserve allocation	747		1,586
Total allowance for loan losses	11,145	10,960	12,571	13,317	13,778	14,623
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	116,153		102,822
Individually evaluated for impairment
Total Loans	116,153		102,822
General reserve allocation	2,780		2,596
Specific reserve allocation
Total allowance for loan losses	2,780	2,667	2,596	2,352	2,483	2,365
Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	387,806		378,546
Individually evaluated for impairment	2,238		4,793
Total Loans	390,044		383,339
General reserve allocation	5,236		6,210
Specific reserve allocation	747		1,586
Total allowance for loan losses	5,983	5,989	7,796	8,378	8,555	9,400
Real estate-mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	221,736		217,584
Individually evaluated for impairment
Total Loans	221,736		217,584
General reserve allocation	1,279		1,269
Specific reserve allocation
Total allowance for loan losses	1,279	1,267	1,269	1,206	1,250	1,270
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	16,952		17,407
Individually evaluated for impairment	12		13
Total Loans	16,964		17,420
General reserve allocation	146		150
Specific reserve allocation
Total allowance for loan losses	146	147	150	155	166	174
Allocation for general risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
General reserve allocation	957		760
Specific reserve allocation
Total allowance for loan losses	$ 957	$ 890	$ 760	$ 1,226	$ 1,324	$ 1,414

Allowance for Loan Losses (Impaired Loans by Class) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 2,339	$ 4,806
Related Allowance	747	1,600
Unpaid Principal Balance	2,404	4,863
Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	2,238	4,793
Unpaid Principal Balance	2,250	4,850
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	12	13
Unpaid Principal Balance	12	13
Impaired Loans with Specific Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	1,773	4,239
Related Allowance	477	1,586
Impaired Loans with Specific Allowance [Member] | Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	2,187	4,239
Related Allowance	747	1,586
Impaired Loans with Specific Allowance [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment
Related Allowance
Impaired Loans with No Specific Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	566	567
Impaired Loans with No Specific Allowance [Member] | Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	51	554
Impaired Loans with No Specific Allowance [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 12	$ 13

Allowance for Loan Losses (Average Recorded Investment in Impaired Loans and Related Interest Income Recognized) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Average recorded investment in impaired loans and related interest income recognized
Average investment in impaired loans	$ 2,306	$ 3,350	$ 3,143	$ 3,523
Interest income recognized:
Interest income recognized on a cash basis on impaired loans
Commercial [Member]
Average recorded investment in impaired loans and related interest income recognized
Average investment in impaired loans				17
Interest income recognized:
Interest income recognized on a cash basis on impaired loans
Commercial loans secured by real estate [Member]
Average recorded investment in impaired loans and related interest income recognized
Average investment in impaired loans	2,294	3,350	3,131	3,506
Interest income recognized:
Interest income recognized on a cash basis on impaired loans
Consumer [Member]
Average recorded investment in impaired loans and related interest income recognized
Average investment in impaired loans	12		12
Interest income recognized:
Interest income recognized on a cash basis on impaired loans

Allowance for Loan Losses (Loan Portfolio Summarized by Categories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	$ 506,197	$ 486,161
Commercial [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	116,153	102,822
Commercial loans secured by real estate [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	390,044	383,339
Pass [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	459,555	443,771
Pass [Member] | Commercial [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	105,664	99,886
Pass [Member] | Commercial loans secured by real estate [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	353,891	343,885
Special Mention [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	32,652	20,864
Special Mention [Member] | Commercial [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	7,681	28
Special Mention [Member] | Commercial loans secured by real estate [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	24,971	20,836
Substandard [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	13,512	19,918
Substandard [Member] | Commercial [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	2,808	2,908
Substandard [Member] | Commercial loans secured by real estate [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	10,704	17,010
Doubtful [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	478	1,608
Doubtful [Member] | Commercial [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio
Doubtful [Member] | Commercial loans secured by real estate [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	$ 478	$ 1,608

Allowance for Loan Losses (Performing and Non-performing Outstanding Balances) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Performing [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	$ 237,551	$ 233,800
Performing [Member] | Real estate-mortgage [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	220,599	216,393
Performing [Member] | Consumer [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	16,952	17,407
Non-Performing [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	1,149	1,204
Non-Performing [Member] | Real estate-mortgage [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	1,137	1,191
Non-Performing [Member] | Consumer [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	$ 12	$ 13

Allowance for Loan Losses (Classes of Loan Portfolio by Categories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
Current	$ 708,784	$ 713,280
30-59 Days Past Due	1,697	3,256
60-89 Days Past Due	861	2,928
90 Days Past Due	1,458	1,701
Total Past Due	4,016	7,885
Total Loans	744,897	721,165
90 Days Past Due and Still Accruing
Commercial [Member]
Classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
Current	116,153	102,775
30-59 Days Past Due
60-89 Days Past Due		47
90 Days Past Due
Total Past Due		47
Total Loans	116,153	102,822
90 Days Past Due and Still Accruing
Commercial loans secured by real estate [Member]
Classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
Current	389,038	379,834
30-59 Days Past Due
60-89 Days Past Due	447	2,545
90 Days Past Due	559	960
Total Past Due	1,006	3,505
Total Loans	390,044	383,339
90 Days Past Due and Still Accruing
Real estate-mortgage [Member]
Classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
Current	218,769	213,300
30-59 Days Past Due	1,654	3,240
60-89 Days Past Due	414	303
90 Days Past Due	899	741
Total Past Due	2,967	4,284
Total Loans	221,736	217,584
90 Days Past Due and Still Accruing
Consumer [Member]
Classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
Current	16,921	17,371
30-59 Days Past Due	43	16
60-89 Days Past Due		33
90 Days Past Due
Total Past Due	43	49
Total Loans	16,964	17,420
90 Days Past Due and Still Accruing

Allowance for Loan Losses (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individual loan balance is classified as nonaccrual status or troubled debt restructure	$ 100
Credit reviews mandatory for loan aggregate balances with in 12-month period	1,000
Number of consecutive historical quarters for calculation of charge-off factor	12
Loans past due as to maturity, days	90 days
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit reviews mandatory for loan aggregate balances with in 12-month period	250
Anticipated scope of range-of-coverage	55.00%
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individual loan balance is classified as nonaccrual status or troubled debt restructure	100
Credit reviews mandatory for loan aggregate balances with in 12-month period	$ 250
Number of consecutive historical quarters for calculation of charge-off factor	12
Real estate-mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans past due as to maturity, days	90 days
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans past due as to maturity, days	90 days

Non-performing Assets Including Troubled Debt Restructurings (Non-performing Assets Including TDR) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Non-performing assets including TDR
Non-accrual loans	$ 3,210	$ 5,814
Other real estate owned	1,641	1,228
TDR's not in non-accrual	177	182
Total non-performing assets including TDR	5,028	7,224
Total non-performing assets as a percent of loans and loans held for sale, net of unearned income, and other real estate owned	0.67%	1.00%
Commercial [Member]
Non-performing assets including TDR
Non-accrual loans
Other real estate owned
Commercial loans secured by real estate [Member]
Non-performing assets including TDR
Non-accrual loans	2,073	4,623
Other real estate owned	1,101	1,101
Real estate-mortgage [Member]
Non-performing assets including TDR
Non-accrual loans	1,137	1,191
Other real estate owned	$ 540	$ 127

Non-performing Assets Including Troubled Debt Restructurings (Schedule of TDRs) (Details) (Commercial loans secured by real estate [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Loans in accrual status [Member]
Schedule of TDRs
Number of loans	2	2	2	2
Current Balance	$ 140	$ 140	$ 140	$ 140
Concession Granted	Extension of maturity date	Extension of maturity date	Extension of maturity date	Extension of maturity date
Loans in non-accrual status [Member]
Schedule of TDRs
Number of loans	4	4	4	4
Current Balance	$ 2,527	$ 2,527	$ 2,527	$ 2,527
Concession Granted	Extension of maturity date	Extension of maturity date	Extension of maturity date	Extension of maturity date

Non-performing Assets Including Troubled Debt Restructurings (Recorded Investment of Defaults) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Recorded investment of defaults
Recorded investment default, total	$ 2,104	$ 32	$ 656	$ 32
Commercial loan secured by real estate [Member]
Recorded investment of defaults
Recorded investment default, total	$ 2,104	$ 32	$ 656	$ 32

Non-performing Assets Including Troubled Debt Restructurings (Schedule of Interest Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule of Interest Income
Interest income due in accordance with original terms	$ 39	$ 55	$ 102	$ 118
Interest income recorded
Net reduction in interest income	$ 39	$ 55	$ 102	$ 118

Non-performing Assets Including Troubled Debt Restructurings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Nonperforming Assets Including Troubled Debt Restructurings [Abstract]
Aggregate of multiple consecutive maturity date extensions delay in payment, days	120 days
Borrowers aggregate exposure for loan modification minimum	$ 250
Timely payments on contract terms for minimum consecutive months prior to consideration for removing loan from TDR status	6 months
Minimum consecutive months payment for removing the loan from non-accrual status	6 months

Federal Home Loan Bank Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Federal Home Loan Bank (FHLB) borrowings and advances
Open Repo Plus, Maturing Overnight, Amount	$ 34,292	$ 15,660
Advances, Maturing 2015, Amount	4,000	4,000
Advances, Maturing 2016, Amount	6,000	5,000
Advances, Maturing 2017, Amount	5,000	4,000
Advances, Maturing 2018, Amount	1,000
Advances from Federal Home Loan Bank	16,000	13,000
Total FHLB borrowings, Amount	$ 50,292	$ 28,660
Open Repo Plus Maturity Overnight, Weighted Average Rate	0.25%	0.25%
Advances Maturing 2015, Weighted Average Rate	0.52%	0.52%
Advances Maturing 2016, Weighted Average Rate	0.71%	0.74%
Advances Maturing 2017, Weighted Average Rate	0.91%	0.92%
Advances Maturing 2018, Weighted Average Rate	1.13%
Total advances, Weighted Average Rate	0.75%	0.73%
Aggregate FHLB borrowings, Weighted Average Rate	0.41%	0.47%

Preferred Stock (Preferred Dividend Stock Period Annualized) (Details)	6 Months Ended
Jun. 30, 2013
Term 1 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	5.00%
Term 4 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	9.00% [1]
Minimum [Member] | Term 1 [Member]
Preferred Stock [Line Items]
Dividend Annualized Period	Aug 11, 2011
Minimum [Member] | Term 2 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	1.00%
Dividend Annualized Period	Jan 1, 2012
Minimum [Member] | Term 3 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	1.00% [2]
Dividend Annualized Period	Jan 1, 2014
Minimum [Member] | Term 4 [Member]
Preferred Stock [Line Items]
Dividend Annualized Period	Feb 8, 2016
Maximum [Member] | Term 1 [Member]
Preferred Stock [Line Items]
Dividend Annualized Period	Dec 31, 2011
Maximum [Member] | Term 2 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	5.00%
Dividend Annualized Period	Dec 31, 2013
Maximum [Member] | Term 3 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	7.00% [2]
Dividend Annualized Period	Feb 7, 2016

[1]	Beginning on February 8, 2016, the dividend rate will be fixed at nine percent (9%) per annum.
[2]	Between January 1, 2014 and February 7, 2016, the dividend rate will be fixed at a rate in such range based upon the level of percentage change in QSBL between September 30, 2013 and the Baseline.

Preferred Stock (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Aug. 11, 2011	Jun. 30, 2013	Dec. 31, 2012
Temporary Equity [Line Items]
Number of shares of fixed rate cumulative perpetual preferred stock series D		21,000	21,000
Aggregate purchase price of fixed rate cumulative perpetual preferred stock	$ 21,000	$ 21,000
Percentage of lending incentive fee payable		0.50%
Minimum percentage tier one capital to be maintain		90.00%
Increased percentage of lending incentive fee		1.00%
Noncumulative Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Number of shares of fixed rate cumulative perpetual preferred stock series D	21,000
Annualized Dividend Rate		9.00%
Noncumulative Series E Preferred Stock [Member] | Minimum [Member]
Temporary Equity [Line Items]
Annualized Dividend Rate		1.00%
Noncumulative Series E Preferred Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Annualized Dividend Rate		5.00%
Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Redemption price of series E preferred stock		100.00%

Accumulated Other Comprehensive Loss (Changes in Each Component of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	$ (5,423)		$ (5,379)
Other comprehensive income (loss) before reclassifications	(2,060)		(2,277)
Amounts reclassified from accumulated other comprehensive loss	220		393
Net current period other comprehensive loss	(1,840)	344	(1,884)	38
Ending Balance	(7,263)		(7,263)
Net Unrealized Gains and Losses on Investment Securities [Member]
Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	3,774		4,141
Other comprehensive income (loss) before reclassifications	(2,060)		(2,380)
Amounts reclassified from accumulated other comprehensive loss			(47)
Net current period other comprehensive loss	(2,060)		(2,427)
Ending Balance	1,714		1,714
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	9,197		(9,520)
Other comprehensive income (loss) before reclassifications			103
Amounts reclassified from accumulated other comprehensive loss	220		440
Net current period other comprehensive loss	220		543
Ending Balance	$ (8,977)		$ (8,977)

Accumulated Other Comprehensive Loss (Amounts Reclassified out of Each Component of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012
Unrealized gains and losses on sale of securities:
Net realized (gains) losses on available for sale securities	$ (71)			$ (71)
Total before tax			(12)	(71)		(12)
Provision for income tax expense			4	24		4
Net of tax	(47)			(47)
Amortization of defined benefit items
Estimated net loss	341	[1]		682	[1]
Prior service cost	(5)	[1]	(5)	(10)	[1]	(10)
Transition asset	(2)	[1]	(4)	(4)	[1]	(8)
Total before tax	334			668
Provision for income tax expense	(114)			(228)
Net of tax	220			440
Total reclassifications for the period	$ 220			$ 393

[1]	These accumulated other comprehensive loss components are included in the computation of net periodic benefit cost (see Note 16 for additional details).

Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Summarized regulatory capital ratio of company
Tangible common equity ratio	7.47%
Consolidated [Member]
Summarized regulatory capital ratio of company
Total Capital (To Risk Weighted Assets), Actual Amount	$ 124,472	$ 122,583
Total Capital (To Risk Weighted Assets), Actual Ratio	15.48%	15.92%
Total Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Amount	64,310	61,588
Total Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	80,387	76,985
Total Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 Capital (To Risk Weighted Assets), Actual Amount	114,401	112,916
Tier 1 Capital (To Risk Weighted Assets), Actual Ratio	14.23%	14.67%
Tier 1 Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Amount	32,155	30,794
Tier 1 Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	48,232	46,191
Tier 1 Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 Capital (To Average Assets), Actual Amount	114,401	112,916
Tier 1 Capital (To Average Assets), Actual Ratio	11.52%	11.44%
Tier 1 Capital (To Average Assets), For Capital Adequacy Purposes Amount	39,717	39,474
Tier 1 Capital (To Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital (To Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	49,646	49,343
Tier 1 Capital (To Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
AmeriServ Financial Bank [Member]
Summarized regulatory capital ratio of company
Total Capital (To Risk Weighted Assets), Actual Amount	101,767	101,786
Total Capital (To Risk Weighted Assets), Actual Ratio	12.78%	13.34%
Total Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Amount	63,680	61,060
Total Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	79,600	76,325
Total Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 Capital (To Risk Weighted Assets), Actual Amount	91,794	92,200
Tier 1 Capital (To Risk Weighted Assets), Actual Ratio	11.53%	12.08%
Tier 1 Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Amount	31,840	30,530
Tier 1 Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	47,760	45,795
Tier 1 Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 Capital (To Average Assets), Actual Amount	91,794	92,200
Tier 1 Capital (To Average Assets), Actual Ratio	9.49%	9.55%
Tier 1 Capital (To Average Assets), For Capital Adequacy Purposes Amount	38,705	38,616
Tier 1 Capital (To Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital (To Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 48,381	$ 48,269
Tier 1 Capital (To Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%

Segment Results (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Contribution of segments to the consolidated results of operations
Total revenue	$ 12,096	$ 11,654	$ 23,954	$ 23,386
Net income	1,070	1,432	2,126	2,997
Total assets	1,025,084	997,102	1,025,084	997,102	1,000,991
Retail Banking [Member]
Contribution of segments to the consolidated results of operations
Total revenue	6,761	6,697	13,510	13,400
Net income	787	786	1,610	1,627
Total assets	334,239	336,726	334,239	336,726
Commercial Banking [Member]
Contribution of segments to the consolidated results of operations
Total revenue	3,981	3,650	7,868	7,244
Net income	1,008	1,301	2,053	2,547
Total assets	520,104	464,209	520,104	464,209
Trust [Member]
Contribution of segments to the consolidated results of operations
Total revenue	2,183	1,975	4,168	3,952
Net income	330	246	506	498
Total assets	4,520	4,376	4,520	4,376
Investment/ Parent [Member]
Contribution of segments to the consolidated results of operations
Total revenue	(829)	(668)	(1,592)	(1,210)
Net income	(1,055)	(901)	(2,043)	(1,675)
Total assets	$ 166,221	$ 191,791	$ 166,221	$ 191,791

Commitments and Contingent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Commitments to extend credit [Member]
Loss Contingencies [Line Items]
Commitments and contingent liabilities	$ 141,500
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Commitments and contingent liabilities	$ 13,300

Pension Benefits (Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012
Net periodic pension cost
Service cost	$ 453		$ 373	$ 906		$ 746
Interest cost	291		299	582		598
Expected return on plan assets	(440)		(406)	(880)		(812)
Amortization of prior year service cost	(5)	[1]	(5)	(10)	[1]	(10)
Amortization of transition asset	(2)	[1]	(4)	(4)	[1]	(8)
Recognized net actuarial loss	341		262	682		524
Net periodic pension cost	$ 638		$ 519	$ 1,276		$ 1,038

[1]	These accumulated other comprehensive loss components are included in the computation of net periodic benefit cost (see Note 16 for additional details).

Pension Benefits (Narrative) (Details)	6 Months Ended
Jun. 30, 2013
Pension Benefits [Line Items]
Noncontributory defined benefit pension plan, least work hours per year	1,000
Participants vested interest accrued benefit, service period, years	5 years
Benefits plan based on service and average annual earnings for highest consecutive calendar years	5 years
Benefits plan based on service and average annual earnings for highest consecutive calendar years from final employment period years	10 years
Maximum [Member] | AmeriServ Financial Inc [Member]
Pension Benefits [Line Items]
Plan assets, listed common stocks, percentage	10.00%

Disclosures About Fair Value Measurements (Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	$ 149,656	$ 151,538
U.S. Agency Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	7,924	5,911
U.S. Agency mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	129,971	137,735
Corporate Bond Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	11,761	7,892
Fair Value Measurements, Recurring Basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of swap asset	53	164
Fair value of swap liability	53	164
Fair Value Measurements, Recurring Basis [Member] | U.S. Agency Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	7,924	5,911
Fair Value Measurements, Recurring Basis [Member] | U.S. Agency mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	129,971	137,735
Fair Value Measurements, Recurring Basis [Member] | Corporate Bond Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	11,761	7,892
Fair Value Measurements, Recurring Basis [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of swap asset
Fair value of swap liability
Fair Value Measurements, Recurring Basis [Member] | Level 1 [Member] | U.S. Agency Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale
Fair Value Measurements, Recurring Basis [Member] | Level 1 [Member] | U.S. Agency mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale
Fair Value Measurements, Recurring Basis [Member] | Level 1 [Member] | Corporate Bond Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale
Fair Value Measurements, Recurring Basis [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of swap asset	53	164
Fair value of swap liability	53	164
Fair Value Measurements, Recurring Basis [Member] | Level 2 [Member] | U.S. Agency Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	7,924	5,911
Fair Value Measurements, Recurring Basis [Member] | Level 2 [Member] | U.S. Agency mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	129,971	137,735
Fair Value Measurements, Recurring Basis [Member] | Level 2 [Member] | Corporate Bond Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	11,761	7,892
Fair Value Measurements, Recurring Basis [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of swap asset
Fair value of swap liability
Fair Value Measurements, Recurring Basis [Member] | Level 3 [Member] | U.S. Agency Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale
Fair Value Measurements, Recurring Basis [Member] | Level 3 [Member] | U.S. Agency mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale
Fair Value Measurements, Recurring Basis [Member] | Level 3 [Member] | Corporate Bond Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale

Disclosures About Fair Value Measurements (Assets Measured at Fair Value on Non-Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of impaired loans	2,339		4,806
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Valuation Techniques	Appraisal of collateral	[1],[2]	Appraisal of collateral	[1],[2]
Level 3 [Member] | Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liquidation Expense	1.00%	[3]	1.00%	[3]
Estimated Liquidation Expense	1.00%	[3]	1.00%	[3]
Appraisal of Adjustment	0.00%	[3]	0.00%	[3]
Level 3 [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liquidation Expense	15.00%	[3]	15.00%	[3]
Estimated Liquidation Expense	20.00%	[3]	20.00%	[3]
Appraisal of Adjustment	35.00%	[3]	35.00%	[3]
Fair Value Measurements, Nonrecurring Basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	1,641		1,228
Carrying value of impaired loans	1,503		3,220
Fair Value Measurements, Nonrecurring Basis [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned
Carrying value of impaired loans
Fair Value Measurements, Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned
Carrying value of impaired loans
Fair Value Measurements, Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	1,641		1,228
Carrying value of impaired loans	1,503		3,220

[1]	Fair Value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
[2]	Includes qualitative adjustments by management and estimated liquidation expenses.
[3]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.

Disclosures About Fair Value Measurements (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
FINANCIAL ASSETS:
Available for sale	$ 149,656	$ 151,538
Held to maturity securities, fair value	18,479	14,266
Fair Value [Member]
FINANCIAL ASSETS:
Cash and cash equivalents	25,655	26,820
Available for sale	149,656	151,538
Held to maturity securities, fair value	18,479	14,266
Regulatory stock	6,991	6,304
Loans held for sale	6,752	10,722
Loans, net of allowance for loan loss and unearned income	735,903	716,756
Accrued income receivable	3,242	2,960
Bank owned life insurance	36,260	36,214
Fair value of swap asset	53	164
FINANCIAL LIABILITIES:
Deposits with no stated maturities	533,969	520,002
Deposits with stated maturities	312,783	320,930
Short-term borrowings	34,292	15,660
All other borrowings	32,311	30,442
Accrued interest payable	1,557	2,083
Fair value of swap liability	53	164
Carrying value [Member]
FINANCIAL ASSETS:
Cash and cash equivalents	25,655	26,820
Available for sale	149,656	151,538
Held to maturity securities, fair value	18,628	13,723
Regulatory stock	6,991	6,304
Loans held for sale	6,625	10,576
Loans, net of allowance for loan loss and unearned income	733,752	708,594
Accrued income receivable	3,242	2,960
Bank owned life insurance	36,260	36,214
Fair value of swap asset	53	164
FINANCIAL LIABILITIES:
Deposits with no stated maturities	533,969	520,002
Deposits with stated maturities	306,303	315,732
Short-term borrowings	34,292	15,660
All other borrowings	29,085	26,085
Accrued interest payable	1,557	2,083
Fair value of swap liability	53	164
Level 1 [Member]
FINANCIAL ASSETS:
Cash and cash equivalents	25,655	26,820
Available for sale
Held to maturity securities, fair value
Regulatory stock	6,991	6,304
Loans held for sale	6,752	10,722
Loans, net of allowance for loan loss and unearned income
Accrued income receivable	3,242	2,960
Bank owned life insurance	36,260	36,214
Fair value of swap asset
FINANCIAL LIABILITIES:
Deposits with no stated maturities	533,969	520,002
Deposits with stated maturities
Short-term borrowings	34,292	15,660
All other borrowings
Accrued interest payable	1,557	2,083
Fair value of swap liability
Level 2 [Member]
FINANCIAL ASSETS:
Cash and cash equivalents
Available for sale	149,656	151,538
Held to maturity securities, fair value	15,486	11,321
Regulatory stock
Loans held for sale
Loans, net of allowance for loan loss and unearned income
Accrued income receivable
Bank owned life insurance
Fair value of swap asset	53	164
FINANCIAL LIABILITIES:
Deposits with no stated maturities
Deposits with stated maturities
Short-term borrowings
All other borrowings
Accrued interest payable
Fair value of swap liability	53	164
Level 3 [Member]
FINANCIAL ASSETS:
Cash and cash equivalents
Available for sale
Held to maturity securities, fair value	2,993	2,945
Regulatory stock
Loans held for sale
Loans, net of allowance for loan loss and unearned income	735,903	716,756
Accrued income receivable
Bank owned life insurance
Fair value of swap asset
FINANCIAL LIABILITIES:
Deposits with no stated maturities
Deposits with stated maturities	312,783	320,930
Short-term borrowings
All other borrowings	32,311	30,442
Accrued interest payable
Fair value of swap liability

Disclosures About Fair Value Measurements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosures About Fair Value Measurements [Abstract]
Carrying value of impaired loans	$ 2,339	$ 4,806
Specific valuation allowance	747	1,600
Net fair value of impaired loans	$ 1,500	$ 3,200
Assets and liabilities considered financial instruments, percentage	90.00%
Loan held for sale account delivery dates lock period	30, 45, or 60 day lock period